UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:           811-08228

Timothy Plan
(Exact name of registrant as specified in charter)

1055 Maitland Center Commons, Maitland, FL            32751
(Address of principal executive offices)                         (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219-8000
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 846-7526

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Reports to Stockholders.

(a)

Timothy Plan US Small Cap Core ETF

Ticker: TPSC     Exchange:  NYSE

Annual Shareholder Report — December 31, 2025

The annual shareholder report contains important information about Timothy Plan US Small Cap Core ETF (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at etf.timothyplan.com. You may also request more information by calling 800.846.7526  or visiting timothyplan.com/contact-us.

What were the Fund's costs for the last  year?

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Timothy Plan US Small Cap Core ETF	$54	0.52%

How did the Fund perform last year? What affected the Fund’s performance?

The Timothy Plan Small Cap Core ETF (TPSC) seeks a rules-based approach that combines Biblically Responsible Investing (BRI) criteria with volatility weighting in an effort to outperform traditional indexing strategies. The rules-based volatility weighting methodology weights stocks based on volatility, so each stock in the portfolio has an equal contribution to overall risk.

In 2025, TPSC returned 7.22%, underperforming the Russell 2000 Index (the "Index"), which returned 12.81%.

An underweight to Real Estate and an overweight to Materials contributed to relative performance. Stock selection and an underweight to Health Care detracted a combined 246 basis points from relative performance. Stock selection within Materials detracted from relative performance. Not owning Vaxcyte, Inc and Six Flags Entertainment Corp contributed to relative performance. Not owning Echostar Corporation and Guardant Health, Inc detracted from relative performance.

The top three largest contributors to performance were TTM Technologies, Inc, Kratos Defense & Security Solutions, and Coeur Mining, Inc. The largest stock detractors during the year were Flowers Foods, Inc, Simply Good Foods Co, and Freshpet Inc.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.

Growth of a $10,000 Investment

	Fund @ Net Asset Value - $17,953	Russell 3000® Index (regulatory broad based index) - $23,276	Russell 2000® Index - $16,762	Victory US Small Cap Volatility Weighted BRI Index - $18,616
12/19Footnote Reference*	$10,000	$10,000	$10,000	$10,000
12/19	$10,339	$10,381	$10,396	$10,344
12/20	$11,372	$12,550	$12,471	$11,444
12/21	$14,740	$15,770	$14,320	$14,928
12/22	$12,757	$12,741	$11,393	$12,996
12/23	$15,008	$16,049	$13,322	$15,382
12/24	$16,745	$19,869	$14,859	$17,258
12/25	$17,953	$23,276	$16,762	$18,616
Footnote	Description
Footnote*	Inception date for the Timothy Plan US Small Cap Core ETF is 12/2/2019.

AVERAGE ANNUAL TOTAL RETURN

	1 Year	5 Year	Since Inception
Fund @ Net Asset Value	7.22%	9.56%	10.10%
Russell 3000® IndexFootnote Reference1	17.15%	13.15%	14.91%
Russell 2000® IndexFootnote Reference2	12.81%	6.09%	8.87%
Victory US Small Cap Volatility Weighted BRI IndexFootnote Reference3	7.87%	10.22%	10.76%
Footnote	Description
Footnote[1]	The unmanaged Russell 3000® Index is a market-capitalization-weighted index that measures the performance of the 3,000 largest U.S. stocks by market capitalization and covers 98% of the investable U.S. equity universe.
Footnote[2]	The Russell 2000® Index is a market capitalization-weighted index that measures the performance of the 2000 smallest US stocks in the Russell3000® Index, as measured by market capitalization.
Footnote[3]	Victory US Small Cap Volatility Weighted BRI Index is an unmanaged, volatility weighted index created by the Fund's Sub-Advisor. A volatility weighted index assigns percentage values to each security in the index based on the volatility of that security in the market. The Index eliminates companies that do not satisfy the proprietary Biblically Responsible Investing ("BRI") filtering criteria.

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit  https://etf.timothyplan.com or call 800.846.7526.

FUND STATISTICS

Net Assets	$277,221,264
Number of Portfolio Holdings	446
Net Investment Advisory Fees	$1,109,407
Portfolio Turnover Rate	47%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Real Estate	0.8%
Communication Services	1.2%
Energy	4.2%
Consumer Staples	5.0%
Materials	5.4%
Utilities	6.8%
Health Care	6.9%
Information Technology	10.4%
Consumer Discretionary	12.5%
Industrials	21.3%
Financials	25.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Black Hills Corp.	0.5%
New Jersey Resources Corp.	0.5%
UGI Corp.	0.4%
Avista Corp.	0.4%
Portland General Electric Co.	0.4%
IDACORP, Inc.	0.4%
Spire, Inc.	0.4%
Enact Holdings, Inc.	0.4%
Essent Group Ltd.	0.4%
Balchem Corp.	0.4%

* Does not include futures contracts, money market instruments, short-term investments, or other assets in excess of liabilities.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Information

Additional information about the Fund is available on etf.timothyplan.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800.846.7526 or visit timothyplan.com/contact-us.

TPSC — AR (12/25)

Timothy Plan US Large/Mid Cap Core ETF

Ticker: TPLC     Exchange:  NYSE

Annual Shareholder Report — December 31, 2025

The annual shareholder report contains important information about Timothy Plan US Large/Mid Cap Core ETF (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at etf.timothyplan.com. You may also request more information by calling 800.846.7526  or visiting timothyplan.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last  year?

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Timothy Plan US Large/Mid Cap Core ETF	$54	0.52%

How did the Fund perform last year? What affected the Fund’s performance?

The Timothy Plan US Large/Mid Cap Core ETF (TPLC) seeks a rules-based approach that combines Biblically Responsible Investing (BRI) criteria with volatility weighting in an effort to outperform traditional indexing strategies. The rules-based volatility weighting methodology weights stocks based on volatility, so each stock in the portfolio has an equal contribution to overall risk.

In 2025, TPLC returned 7.09% NAV, underperforming the S&P 500® Index (the “Index”), which returned 17.88%.

An underweight to Utilities and an overweight to Industrials contributed to relative performance. Stock selection within Information Technology detracted from relative performance. Not owning BRI excluded Apple Inc. and Amazon contributed to relative performance. Not holding BRI excluded Alphabet Inc and Micron Technology detracted from relative performance.

The top three largest contributors to performance were O'Reilly Automotive Inc, Western Digital Corp, and Seagate Technology Holdings. The largest stock detractors to performance during the year were ServiceNow, Coca-Cola, and Gartner, Inc.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.

Growth of a $10,000 Investment

	Fund @ Net Asset Value - $19,227	S&P 500® Index (regulatory broad based index) - $25,824	Victory US Large/Mid Cap Volatility Weighted BRI Index - $19,928
4/19Footnote Reference*	$10,000	$10,000	$10,000
12/19	$10,901	$11,119	$10,939
12/20	$12,500	$13,165	$12,605
12/21	$15,728	$16,944	$15,942
12/22	$13,765	$13,876	$14,038
12/23	$15,871	$17,523	$16,275
12/24	$17,954	$21,907	$18,508
12/25	$19,227	$25,824	$19,928
Footnote	Description
Footnote*	Inception date for the Timothy Plan US Large/Mid Cap Core ETF is 4/30/2019.

AVERAGE ANNUAL TOTAL RETURN

	1 Year	5 Year	Since Inception
Fund @ Net Asset Value	7.09%	8.99%	10.30%
S&P 500® IndexFootnote Reference1	17.88%	14.42%	15.28%
Victory US Large/Mid Cap Volatility Weighted BRI IndexFootnote Reference2	7.67%	9.59%	10.89%
Footnote	Description
Footnote[1]	The unmanaged S&P 500® Index is a market-capitalization-weighted index that measures the performance of the common stocks of 500 leading U.S. companies.
Footnote[2]	The universe for the Victory US Large/Mid Cap Volatility Weighted BRI Index begins with the largest U.S. companies by market capitalization with positive earnings in each of the four most recent quarters. The Index eliminates companies that do not satisfy the proprietary Biblically Responsible Investing ("BRI") filtering criteria.

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit  https://etf.timothyplan.com or call 800.846.7526.

FUND STATISTICS

Net Assets	$317,707,093
Number of Portfolio Holdings	272
Net Investment Advisory Fees	$1,550,912
Portfolio Turnover Rate	38%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Consumer Staples	5.4%
Consumer Discretionary	6.4%
Energy	7.0%
Materials	7.0%
Health Care	10.0%
Utilities	10.4%
Financials	13.1%
Information Technology	14.7%
IndustrialsFootnote Reference**	25.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

CenterPoint Energy, Inc.	0.7%
Intercontinental Exchange, Inc.	0.7%
Waste Management, Inc.	0.6%
Evergy, Inc.	0.6%
Atmos Energy Corp.	0.6%
Ameren Corp.	0.6%
CME Group, Inc., Class A	0.6%
CMS Energy Corp.	0.6%
WEC Energy Group, Inc.	0.6%
Alliant Energy Corp.	0.6%

* Does not include futures contracts, money market instruments, short-term investments, or other assets in excess of liabilities.

** In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

On July 25, 2025, the Board of Trustees of the Timothy Plan approved the tax-free merger of the Timothy Plan US Large/Mid Cap Core Enhanced ETF into the Timothy Plan US Large/Mid Cap Core ETF. The Reorganization was completed on October 3, 2025. The Funds had similar, but not identical, principal investment strategies and risks and identical fundamental investment restrictions.

Additional Information

Additional information about the Fund is available on etf.timothyplan.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800.846.7526 or visit timothyplan.com/contact-us.

TPLC — AR (12/25)

Timothy Plan High Dividend Stock ETF

Ticker: TPHD     Exchange:  NYSE

Annual Shareholder Report — December 31, 2025

The annual shareholder report contains important information about Timothy Plan High Dividend Stock ETF (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at etf.timothyplan.com. You may also request more information by calling 800.846.7526  or visiting timothyplan.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last  year?

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Timothy Plan High Dividend Stock ETF	$54	0.52%

How did the Fund perform last year? What affected the Fund’s performance?

The Timothy Plan High Dividend Stock ETF (TPHD) seeks a rules-based approach that combines Biblically Responsible Investing (BRI) criteria with volatility weighting in an effort to outperform traditional indexing strategies. The rules-based volatility weighting methodology weights stocks based on volatility, so each stock in the portfolio has an equal contribution to overall risk.

In 2025, TPHD returned 8.19%, underperforming the Russell 1000 Value Index (the "Index"), which returned 15.91%.

An overweight to Health Care contributed to relative performance. An underweight to Financials and security selection within Financials cost a combined 300 basis points of relative performance. Not owning UnitedHealth Group and Procter and Gamble Company contributed to relative performance. Not owning JPMorgan Chase & Co and Johnson and Johnson detracted from relative performance.

The top three largest contributors to performance were Seagate Technology Holdings, Caterpillar, Inc, and NRG Energy, Inc. The largest stock detractors during the year were LyondellBasell Industries NV, Kimberly-Clark Corporation, and ONEOK, Inc.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.

Growth of a $10,000 Investment

	Fund @ Net Asset Value - $17,886	S&P 500® Index (regulatory broad based index) - $25,824	Russell 1000® Value Index - $19,190	Victory US Large Cap High Dividend Volatility Weighted BRI Index - $18,538
4/19Footnote Reference*	$10,000	$10,000	$10,000	$10,000
12/19	$10,900	$11,119	$10,918	$10,937
12/20	$10,773	$13,165	$11,223	$10,859
12/21	$13,799	$16,944	$14,047	$13,987
12/22	$13,540	$13,876	$12,988	$13,813
12/23	$14,763	$17,523	$14,477	$15,134
12/24	$16,533	$21,907	$16,557	$17,039
12/25	$17,886	$25,824	$19,190	$18,538
Footnote	Description
Footnote*	Inception date for the Timothy Plan High Dividend Stock ETF is 4/30/2019.

AVERAGE ANNUAL TOTAL RETURN

	1 Year	5 Year	Since Inception
Fund @ Net Asset Value	8.19%	10.67%	9.11%
S&P 500® IndexFootnote Reference1	17.88%	14.42%	15.28%
Russell 1000® Value IndexFootnote Reference2	15.91%	11.33%	10.26%
Victory US Large Cap High Dividend Volatility Weighted BRI IndexFootnote Reference3	8.80%	11.29%	9.69%
Footnote	Description
Footnote[1]	The unmanaged S&P 500® Index is a market-capitalization-weighted index that measures the performance of the common stocks of 500 leading U.S. companies.
Footnote[2]	The Russell 1000® Value Index is a market-capitalization-weighted index that measures the performance of Russell1000® Index companies (1,000 largest U.S. companies based on total market capitalization) with lower price-to-book ratios and lower forecasted growth rate.
Footnote[3]	The Victory US Large Cap High Dividend Volatility Weighted BRI Index is comprised of the 100 highest dividend yielding stocks from the Victory US Large/Mid Cap Volatility Weighted BRI Index with positive earnings in each of the four most recent quarters. The universe of the Index begins with the largest US companies by market capitalization with positive earnings in each of the four most recent quarters. The Index eliminates companies that do not satisfy the proprietary Biblically Responsible Investing ("BRI") filtering criteria.

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit  https://etf.timothyplan.com or call 800.846.7526.

FUND STATISTICS

Net Assets	$317,478,745
Number of Portfolio Holdings	101
Net Investment Advisory Fees	$1,486,455
Portfolio Turnover Rate	49%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Health Care	2.6%
Consumer Discretionary	4.8%
Information Technology	4.8%
Consumer Staples	7.5%
Materials	10.6%
Financials	12.6%
Energy	14.2%
Industrials	20.2%
Utilities	22.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

CenterPoint Energy, Inc.	1.6%
Waste Management, Inc.	1.5%
Evergy, Inc.	1.5%
Atmos Energy Corp.	1.5%
Ameren Corp.	1.5%
CME Group, Inc., Class A	1.5%
CMS Energy Corp.	1.5%
WEC Energy Group, Inc.	1.4%
Alliant Energy Corp.	1.4%
DTE Energy Co.	1.4%

* Does not include futures contracts, money market instruments, short-term investments, or other assets in excess of liabilities.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

On July 25, 2025, the Board of Trustees of the Timothy Plan approved the tax-free merger of the Timothy Plan High Dividend Enhanced Stock ETF into the Timothy Plan High Dividend Stock ETF. The Reorganization was completed on October 3, 2025. The Funds had similar, but not identical, principal investment strategies and risks and identical fundamental investment restrictions.

Additional Information

Additional information about the Fund is available on etf.timothyplan.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800.846.7526 or visit timothyplan.com/contact-us.

TPHD — AR (12/25)

Timothy Plan International ETF

Ticker: TPIF     Exchange:  NYSE

Annual Shareholder Report — December 31, 2025

The annual shareholder report contains important information about Timothy Plan International ETF (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at etf.timothyplan.com. You may also request more information by calling 800.846.7526  or visiting timothyplan.com/contact-us.

What were the Fund's costs for the last  year?

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Timothy Plan International ETF	$73	0.62%

How did the Fund perform last year? What affected the Fund’s performance?

The Timothy Plan International ETF (TPIF) seeks a rules-based approach that combines Biblically Responsible Investing (BRI) criteria with volatility weighting in an effort to outperform traditional indexing strategies. The rules-based volatility weighting methodology weights stocks based on volatility, so each stock in the portfolio has an equal contribution to overall risk.

In 2025, TPIF returned 35.44%, outperforming the MSCI EAFE Index (the “Index”), which returned 31.22%.

Stock selection within Industrials and an underweight to Health Care contributed to relative performance. Stock selection within Health Care and an overweight to Materials detracted from relative performance.

At the country level, overweights to Korea and Spain contributed to relative performance. Underweights to the United Kingdom and Germany cost a combined 40 basis points of relative performance.

The top three largest contributors to performance were Aena SME SA, AEON Co, and Kongsberg Gruppen ASA. The largest stock detractors during the year were Nitori Holdings Co, TFI International, and CSL Limited.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.

Growth of a $10,000 Investment

	Fund @ Net Asset Value - $16,338	MSCI EAFE Index (regulatory broad based index) - $17,126	Victory International Volatility Weighted BRI Index - $16,996
12/19Footnote Reference*	$10,000	$10,000	$10,000
12/19	$10,325	$10,360	$10,339
12/20	$11,116	$11,169	$11,221
12/21	$12,266	$12,427	$12,419
12/22	$10,083	$10,631	$10,245
12/23	$11,738	$12,570	$12,054
12/24	$12,063	$13,051	$12,478
12/25	$16,338	$17,126	$16,996
Footnote	Description
Footnote*	Inception date for the Timothy Plan International ETF is 12/2/2019.

AVERAGE ANNUAL TOTAL RETURN

	1 Year	5 Year	Since Inception
Fund @ Net Asset Value	35.44%Footnote Reference	8.01%	8.41%
MSCI EAFE IndexFootnote Reference1	31.22%	8.92%	9.25%
Victory International Volatility Weighted BRI IndexFootnote Reference2	36.21%	8.66%	9.12%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
Footnote[1]	The MSCI EAFE Index is an equity index that captures large-cap and mid-cap representation across Developed markets countries around the world. The index reflects the reinvestment of dividends paid on the stocks constituting the index, net of withholding taxes.
Footnote[2]	The universe for the Victory International Volatility Weighted BRI Index begins with the largest developed international companies by market capitalization with positive earnings in each of the four most recent quarters. The Index eliminates companies that do not satisfy the proprietary Biblically Responsible Investing ("BRI") filtering criteria.

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit  https://etf.timothyplan.com or call 800.846.7526.

FUND STATISTICS

Net Assets	$196,020,840
Number of Portfolio Holdings	358
Net Investment Advisory Fees	$886,778
Portfolio Turnover Rate	32%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Real Estate	2.2%
Communication Services	3.1%
Consumer Staples	4.7%
Energy	5.6%
Health Care	6.3%
Information Technology	6.4%
Consumer Discretionary	7.0%
Materials	8.7%
Utilities	9.1%
Industrials	20.9%
Financials	25.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

CLP Holdings Ltd.	0.8%
Hydro One Ltd.	0.5%
Power Assets Holdings Ltd.	0.5%
Hong Kong & China Gas Co. Ltd.	0.5%
Emera, Inc.	0.5%
Fortis, Inc.	0.5%
Power Corp. of Canada	0.5%
National Bank of Canada	0.5%
Oversea-Chinese Banking Corp. Ltd.	0.5%
Wilmar International Ltd.	0.5%

* Does not include futures contracts, money market instruments, short-term investments, or other assets in excess of liabilities.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Information

Additional information about the Fund is available on etf.timothyplan.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800.846.7526 or visit timothyplan.com/contact-us.

TPIF — AR (12/25)

(b)  Not applicable.

Item 2. Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code of Ethics”). During the period covered by this report, there were no amendments, nor did the Registrant grant any waivers, including any implicit waivers, from any provision of the Code of Ethics. The Code of Ethics is attached hereto as Exhibit 19(a)(1) of this Form.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. E. Lee Beard is an “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

Item 4. Principal Accountant Fees and Services.

(a)  Audit Fees.  Fees for audit services provided to the Registrant were $53,250 and $92,250 for the fiscal years ended December 31, 2025 and 2024, respectively.

(b) Audit-Related Fees.  The aggregate fees billed in each of the last two fiscal years for audit-related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this item were $0 and $0 for the fiscal years ended December 31, 2025 and 2024, respectively. The fees, paid by the Registrant, were payment for the principal accountant performing work relating to assurance and related services.

(c)  Tax Fees.  Fees for tax services, which consisted of income and excise tax compliance services, were $12,000 and $21,000 for the fiscal years ended December 31, 2025 and 2024, respectively.

(d)  All Other Fees.  Fees for other services totaled $0 and $0 for the fiscal years ended December 31, 2025 and 2024, respectively.

(e)  (1)  The Registrant’s Audit Committee has adopted Pre-Approval Policies and Procedures. The Audit Committee must pre-approve all audit services and non-audit services that the principal accountant provides to the Registrant. The Audit Committee must also pre-approve any engagement of the principal accountant to provide non-audit services to the Registrant’s investment adviser, or any affiliate of the adviser that provides ongoing services to the Registrant, if such non-audit services directly impact the Registrant’s operations and financial reporting.
        (2)  100% of services described in items (b) were pre-approved by the Audit Committee pursuant to Rule 2 01(c)(7)(i)(c) of Regulation S-X for the fiscal years ended December 31, 2025, and 2024

(f)  Not applicable.

(g)  The aggregate fees billed by the principal accountant for non-audit services to the Registrant, the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant were $12,000 and $21,000 for the years ended December 31, 2025 and 2024, respectively.

(h)  The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal auditor’s independence.

(i)  Not applicable.

(j)  Not applicable.

Item 5.    Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section
3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are Mr. Dale Bissonette, Mr. John Mulder, Mr. Scott Preissler and Mr. Richard Copeland.

Item 6.   Investments.

(a)  The Schedule of Investments as of the close of the reporting period are included as part of the report to shareholders filed under Item 7 of the Form N-CSR.

(b)  Not applicable.

Item 7. Financial Statements and Other Information.

(a)

ANNUAL Full Financials
December 31, 2025
Listed and traded on: The New York Stock Exchange
Ticker
Symbol
TIMOTHY PLAN US SMALL CAP CORE ETF
TPSC
TIMOTHY PLAN US LARGE/MID CAP CORE ETF
TPLC
TIMOTHY PLAN HIGH DIVIDEND STOCK ETF
TPHD
TIMOTHY PLAN INTERNATIONAL ETF
TPIF

Table of Contents
• NOT FDIC INSURED •NO BANK GUARANTEE • MAY LOSE VALUE
• INVESTMENTS INVOLVE RISK • PRINCIPAL LOSS IS POSSIBLE
Schedule of Portfolio Investments (Form N-CSR ITEM 6) ............................................................ 3
Timothy Plan US Small Cap Core ETF
...
3
Timothy Plan US Large/Mid Cap Core ETF
...
9
Timothy Plan High Dividend Stock ETF
...
13
Timothy Plan International ETF
...
15
Financial Statements (Form N-CSR Item 7) ................................................................................. 23
Statements of Assets and Liabilities
...
23
Statements of Operations 25
Statements of Changes in Net Assets 27
Financial Highlights 29
Notes to Financial Statements (Form N-CSR Item 7) ................................................................... 33
Report of Independent Registered Public Accounting Firm (Form N-CSR Item 7) ........................ 44
Other Information (Unaudited) 45

Schedule of Portfolio Investments
December 31, 2025
Timothy Plan US Small Cap Core ETF
See notes to financial statements.

SECURITY DESCRIPTION SHARES VALUE ($)
Common Stocks (99.5%)
Banks ( 13 .4% ):
Ameris Bancorp 10,168 755,177
Associated Banc-Corp. 27,249 701,934
Atlantic Union Bankshares Corp. 18,489 652,662
Axos Financial, Inc.(a) 8,576 738,908
Banc of California, Inc. 39,320 758,483
BancFirst Corp. 6,602 699,944
Bank of Hawaii Corp. 13,342 912,192
Bank OZK 13,483 620,488
BankUnited, Inc. 16,754 746,726
Banner Corp. 12,879 806,998
Cadence Bank 17,989 770,649
Cathay General Bancorp 15,702 759,820
Columbia Banking System, Inc. 24,214 676,781
Community Financial System, Inc. 13,664 784,860
Customers Bancorp, Inc.(a) 8,392 613,623
CVB Financial Corp. 43,955 817,563
FB Financial Corp. 12,855 717,309
First Bancorp 15,436 783,994
First Bancorp Puerto Rico 36,813 763,133
First Financial Bancorp 32,068 802,341
First Financial Bankshares, Inc. 25,163 751,619
First Hawaiian, Inc. 34,755 879,301
First Interstate BancSystem, Inc.,
Class A 21,066 728,884
First Merchants Corp. 20,979 786,293
FNB Corp. 45,202 772,954
Fulton Financial Corp. 40,927 791,119
Glacier Bancorp, Inc. 13,957 614,806
Hancock Whitney Corp. 11,904 758,047
Home BancShares, Inc. 31,258 868,347
Independent Bank Corp. 10,272 750,678
International Bancshares Corp. 12,436 826,248
NBT Bancorp, Inc. 20,748 861,457
Park National Corp. 5,250 798,945
Provident Financial Services, Inc. 38,202 754,489
Renasant Corp. 19,124 673,547
Seacoast Banking Corp. of Florida 24,923 783,081
ServisFirst Bancshares, Inc. 8,890 638,213
Simmons First National Corp., Class A 44,101 831,304
Texas Capital Bancshares, Inc.(a) 8,527 772,035
The Bancorp, Inc.(a) 6,859 463,120
Towne Bank 26,628 888,576
Trustmark Corp. 22,081 860,055
United Bankshares, Inc. 24,310 933,504
United Community Banks, Inc. 22,778 711,129
Valley National Bancorp 65,385 763,697
WaFd, Inc. 25,596 819,840
WesBanco, Inc. 23,329 775,456
WSFS Financial Corp. 14,710 812,580
36,552,909
Capital Markets ( 2 .7% ):
Affiliated Managers Group, Inc. 3,170 913,848
SECURITY DESCRIPTION SHARES VALUE ($)
Capital Markets (2.7%): (continued)
Artisan Partners Asset Management,
Inc., Class A 16,320 664,877
BGC Group, Inc., Class A 67,915 606,481
Cohen & Steers, Inc. 10,702 671,871
Federated Hermes, Inc., Class B 19,244 1,002,035
Hamilton Lane, Inc., Class A 4,099 550,537
Lazard, Inc., Class A 9,612 466,759
Moelis & Co., Class A 8,744 601,063
Piper Sandler Cos. 1,747 593,473
PJT Partners, Inc., Class A 4,021 672,311
StoneX Group, Inc.(a) 5,644 536,914
Virtu Financial, Inc., Class A 19,931 664,101
7,944,270
Communication Services ( 1 .2% ):
Cargurus, Inc., Class A(a) 15,496 594,272
DoubleVerify Holdings, Inc.(a) 34,000 388,960
Iridium Communications, Inc. 22,474 390,598
John Wiley & Sons, Inc., Class A 16,789 514,247
Madison Square Garden
Entertainment Corp., Class A(a) 14,914 803,715
Magnite, Inc.(a) 18,340 297,658
ZoomInfo Technologies, Inc.,
Class A(a) 37,839 384,823
3,374,273
Consumer Discretionary ( 12 .5% ):
Academy Sports & Outdoors, Inc. 8,116 405,475
Acushnet Holdings Corp. 7,677 612,778
ADT, Inc. 95,316 769,200
Adtalem Global Education, Inc.(a) 3,847 398,049
Asbury Automotive Group, Inc.(a) 2,383 554,119
Atmus Filtration Technologies, Inc. 14,557 755,654
Boot Barn Holdings, Inc.(a) 2,408 424,940
BorgWarner, Inc. 17,131 771,923
Brunswick Corp. 7,910 587,238
Cavco Industries, Inc.(a) 1,247 736,653
Century Communities, Inc. 9,169 544,180
Champion Homes, Inc.(a) 7,494 633,243
Chewy, Inc., Class A(a) 12,355 408,333
Columbia Sportswear Co. 10,464 576,462
Dillard's, Inc., Class A 844 511,751
Dorman Products, Inc.(a) 4,814 593,037
Dream Finders Homes, Inc.,
Class A(a) 16,364 279,824
Five Below, Inc.(a) 2,525 475,609
Frontdoor, Inc.(a) 7,891 455,232
Garrett Motion, Inc. 41,183 717,820
Gentex Corp. 25,964 604,182
Graham Holdings Co., Class B 892 979,951
Grand Canyon Education, Inc.(a) 3,649 606,865
Green Brick Partners, Inc.(a) 9,693 607,363
Group 1 Automotive, Inc. 1,441 566,745
Harley-Davidson, Inc. 18,043 369,701
Hilton Grand Vacations, Inc.(a) 12,236 547,561

Schedule of Portfolio Investments - continued
December 31, 2025
Timothy Plan US Small Cap Core ETF
See notes to financial statements.

SECURITY DESCRIPTION SHARES VALUE ($)
Consumer Discretionary (12.5%): (continued)
Installed Building Products, Inc. 1,867 484,281
KB Home 10,224 576,736
Kontoor Brands, Inc. 5,889 359,759
Laureate Education, Inc., Class A(a) 27,634 930,437
LCI Industries 7,063 857,024
Lear Corp. 6,188 709,145
Life Time Group Holdings, Inc.(a) 20,941 556,612
M/I Homes, Inc.(a) 4,609 589,722
Meritage Homes Corp. 8,174 537,849
Mister Car Wash, Inc.(a) 119,716 665,621
Modine Manufacturing Co.(a) 2,099 280,237
Ollie's Bargain Outlet Holdings,
Inc.(a) 4,392 481,407
OneSpaWorld Holdings Ltd. 25,915 537,477
Patrick Industries, Inc. 6,520 706,964
Perdoceo Education Corp. 16,743 491,072
Phinia, Inc. 11,418 715,794
Savers Value Village, Inc.(a) 29,618 276,632
Sonic Automotive, Inc., Class A 8,050 497,973
Steven Madden Ltd. 11,770 490,103
Strategic Education, Inc. 8,497 681,459
Stride, Inc.(a) 3,769 244,721
Taylor Morrison Home Corp.,
Class A(a) 10,011 589,348
The Buckle, Inc. 12,352 659,844
The Cheesecake Factory, Inc. 11,374 574,160
The Goodyear Tire & Rubber Co.(a) 56,443 494,441
The Wendy's Co. 76,076 633,713
Thor Industries, Inc. 5,033 516,738
Tri Pointe Homes, Inc.(a) 18,811 591,982
United Parks & Resorts, Inc.(a) 9,945 361,004
Vail Resorts, Inc. 4,295 570,376
Valvoline, Inc.(a) 20,904 607,470
Visteon Corp. 5,520 524,952
Wolverine World Wide, Inc. 13,373 242,720
Worthington Enterprises, Inc. 9,234 476,197
YETI Holdings, Inc.(a) 13,909 614,361
34,622,219
Consumer Finance ( 1 .3% ):
Credit Acceptance Corp.(a) 1,217 539,691
FirstCash Holdings, Inc. 5,536 882,328
Nelnet, Inc., Class A 7,059 938,565
OneMain Holdings, Inc., Class A 11,045 746,090
SLM Corp. 25,378 686,729
3,793,403
Consumer Staples ( 5 .0% ):
Cal-Maine Foods, Inc. 5,176 411,854
Celsius Holdings, Inc.(a) 5,725 261,862
Central Garden & Pet Co., Class A(a) 23,590 688,592
Darling Ingredients, Inc.(a) 15,932 573,552
Energizer Holdings, Inc. 19,924 396,288
Flowers Foods, Inc. 68,611 746,488
Grocery Outlet Holding Corp.(a) 18,922 191,112
SECURITY DESCRIPTION SHARES VALUE ($)
Consumer Staples (5.0%): (continued)
Interparfums, Inc. 6,958 590,247
J & J Snack Foods Corp. 7,426 671,088
National Beverage Corp.(a) 22,689 723,552
Post Holdings, Inc.(a) 9,472 938,202
PriceSmart, Inc. 6,574 806,433
Reynolds Consumer Products, Inc. 37,351 856,085
Seaboard Corp. 187 831,181
The Chefs' Warehouse, Inc.(a) 10,093 629,097
The Marzetti Company 4,310 708,650
The Simply Good Foods Co.(a) 31,116 624,809
The Vita Coco Co., Inc.(a) 11,544 611,947
Tootsie Roll Industries, Inc. 20,482 750,256
Utz Brands, Inc. 53,966 560,167
Vital Farms, Inc.(a) 9,780 312,373
WD-40 Co. 4,783 941,773
13,825,608
Energy ( 4 .2% ):
Archrock, Inc. 21,614 562,396
Cactus, Inc., Class A 14,193 648,336
California Resources Corp. 9,830 439,499
Centrus Energy Corp., Class A(a) 637 154,638
Chord Energy Corp. 5,394 500,024
Civitas Resources, Inc. 10,769 291,732
CNX Resources Corp.(a) 21,990 808,572
Core Natural Resources, Inc. 4,317 382,098
Excelerate Energy, Inc., Class A 22,032 617,998
International Seaways, Inc. 12,064 585,707
Kinetik Holdings, Inc., Class A 15,146 546,013
Kodiak Gas Services, Inc. 13,781 515,409
Liberty Energy, Inc., Class A 28,351 523,360
Magnolia Oil & Gas Corp., Class A 23,944 524,134
Murphy Oil Corp. 15,045 470,156
Northern Oil & Gas, Inc. 17,564 377,099
NOV, Inc. 37,833 591,330
Oceaneering International, Inc.(a) 21,392 514,050
Peabody Energy Corp. 11,164 331,571
SM Energy Co. 15,971 298,658
Solaris Energy Infrastructure, Inc.,
Class A 4,912 225,805
Tidewater, Inc.(a) 7,316 369,531
Valaris Ltd.(a) 8,551 430,970
Viper Energy, Inc., Class A 15,436 596,293
Weatherford International PLC 6,121 479,030
11,784,409
Financial Services ( 4 .0% ):
Enact Holdings, Inc. 28,914 1,146,151
Essent Group Ltd. 16,719 1,086,902
Euronet Worldwide, Inc.(a) 7,409 563,899
EVERTEC, Inc. 21,041 612,083
HA Sustainable Infrastructure Capital,
Inc. 21,273 668,610
MGIC Investment Corp. 33,756 986,350
NCR Atleos Corp.(a) 12,468 475,155

Schedule of Portfolio Investments - continued
December 31, 2025
Timothy Plan US Small Cap Core ETF
See notes to financial statements.

SECURITY DESCRIPTION SHARES VALUE ($)
Financial Services (4.0%): (continued)
NMI Holdings, Inc., Class A(a) 23,992 978,634
Payoneer Global, Inc.(a) 70,092 393,917
PennyMac Financial Services, Inc. 5,621 741,073
Radian Group, Inc. 26,368 948,984
Remitly Global, Inc.(a) 32,302 445,768
Sezzle, Inc.(a) 2,585 164,083
The Western Union Co. 88,498 823,916
Voya Financial, Inc. 8,418 627,057
Walker & Dunlop, Inc. 7,666 461,110
11,123,692
Health Care ( 6 .9% ):
Acadia Healthcare Co., Inc.(a) 14,961 212,297
ACADIA Pharmaceuticals, Inc.(a) 21,223 566,866
Addus HomeCare Corp.(a) 6,088 653,790
ADMA Biologics, Inc.(a) 28,428 518,527
Agios Pharmaceuticals, Inc.(a) 12,115 329,770
Alkermes PLC(a) 19,755 552,745
Ardent Health, Inc.(a) 32,291 285,129
BrightSpring Health Services, Inc.(a) 15,582 583,546
Catalyst Pharmaceuticals, Inc.(a) 29,508 688,717
Concentra Group Holdings Parent,
Inc. 34,492 678,802
Corcept Therapeutics, Inc.(a) 2,136 74,333
CorVel Corp.(a) 9,545 645,910
Elanco Animal Health, Inc.(a) 20,176 456,583
Envista Holdings Corp.(a) 27,015 586,496
GeneDx Holdings Corp., Class A(a) 1,659 215,769
Haemonetics Corp.(a) 9,593 768,879
Harmony Biosciences Holdings,
Inc.(a) 19,047 712,739
Inspire Medical Systems, Inc.(a) 4,782 441,044
Integer Holdings Corp.(a) 7,499 588,147
Krystal Biotech, Inc.(a) 2,591 638,785
Lantheus Holdings, Inc.(a) 6,713 446,750
LeMaitre Vascular, Inc. 7,073 573,620
Merit Medical Systems, Inc.(a) 8,709 767,611
Option Care Health, Inc.(a) 24,329 775,122
Prestige Consumer Healthcare,
Inc.(a) 11,494 709,065
Privia Health Group, Inc.(a) 27,867 660,727
Progyny, Inc.(a) 27,660 710,309
Protagonist Therapeutics, Inc.(a) 3,705 323,595
PTC Therapeutics, Inc.(a) 6,010 456,520
Sotera Health Co.(a) 29,161 514,400
Supernus Pharmaceuticals, Inc.(a) 12,209 606,787
TG Therapeutics, Inc.(a) 11,795 351,609
TransMedics Group, Inc.(a) 3,406 414,340
Veracyte, Inc.(a) 12,103 509,536
Vericel Corp.(a) 13,415 483,074
Waystar Holding Corp.(a) 16,612 544,043
19,045,982
Industrials ( 21 .3% ):
AAR Corp.(a) 6,876 569,264
SECURITY DESCRIPTION SHARES VALUE ($)
Industrials (21.3%): (continued)
ABM Industries, Inc. 16,039 678,450
AeroVironment, Inc.(a) 968 234,149
Alamo Group, Inc. 4,200 705,054
Albany International Corp., Class A 9,389 476,022
Amentum Holdings, Inc.(a) 18,137 525,973
American Superconductor Corp.(a) 4,535 130,517
Arcosa, Inc. 6,591 700,755
Argan, Inc. 1,224 383,504
Armstrong World Industries, Inc. 4,238 809,882
Atkore, Inc. 6,245 394,996
AZZ, Inc. 6,657 713,497
Bloom Energy Corp., Class A(a) 2,900 251,981
Blue Bird Corp.(a) 9,395 441,565
Boise Cascade Co. 7,847 577,539
Brady Corp., Class A 11,659 913,716
Casella Waste Systems, Inc.,
Class A(a) 8,992 880,676
CBIZ, Inc.(a) 9,929 500,918
Concentrix Corp. 7,058 293,472
Construction Partners, Inc., Class A(a) 3,624 393,385
CoreCivic, Inc.(a) 37,124 709,440
CSG Systems International, Inc. 13,130 1,006,940
CSW Industrials, Inc. 2,395 703,004
DXP Enterprises, Inc.(a) 3,849 422,582
Dycom Industries, Inc.(a) 1,877 634,238
Enerpac Tool Group Corp., Class A 16,825 643,388
EnerSys 5,448 799,494
Enpro, Inc. 2,634 564,018
ESCO Technologies, Inc. 2,789 544,943
Everus Construction Group, Inc.(a) 4,257 364,229
Exponent, Inc. 14,421 1,001,683
Federal Signal Corp. 4,735 514,174
Franklin Electric Co., Inc. 8,952 855,185
FTI Consulting, Inc.(a) 5,114 873,625
GATX Corp. 5,240 888,704
Gibraltar Industries, Inc.(a) 8,653 427,804
Granite Construction, Inc. 7,477 862,472
Griffon Corp. 7,666 564,601
GXO Logistics, Inc.(a) 9,753 513,398
Hayward Holdings, Inc.(a) 42,042 649,549
Helios Technologies, Inc. 8,056 430,915
Herc Holdings, Inc. 2,900 430,302
Hexcel Corp. 10,588 782,453
Hillman Solutions Corp.(a) 51,208 443,461
HNI Corp. 16,203 681,174
Huron Consulting Group, Inc.(a) 3,990 689,911
ICF International, Inc. 6,339 540,717
IES Holdings, Inc.(a) 908 353,230
Insperity, Inc. 9,127 353,397
Kadant, Inc. 1,973 562,344
Kirby Corp.(a) 6,887 758,810
Korn Ferry 11,690 771,774

Schedule of Portfolio Investments - continued
December 31, 2025
Timothy Plan US Small Cap Core ETF
See notes to financial statements.

SECURITY DESCRIPTION SHARES VALUE ($)
Industrials (21.3%): (continued)
Kratos Defense & Security Solutions,
Inc.(a) 4,345 329,829
Landstar System, Inc. 5,868 843,232
Legalzoom.com, Inc.(a) 37,893 376,277
Matson, Inc. 5,468 675,571
Maximus, Inc. 8,617 743,819
McGrath RentCorp 6,833 716,987
MDU Resources Group, Inc. 47,353 924,331
Moog, Inc., Class A 3,023 736,252
MSA Safety, Inc. 5,548 888,457
MSC Industrial Direct Co., Inc.,
Class A 9,356 786,840
Mueller Water Products, Inc., Class A 21,943 522,682
MYR Group, Inc.(a) 2,235 488,347
OPENLANE, Inc.(a) 22,166 660,103
Pitney Bowes, Inc. 43,735 462,279
Powell Industries, Inc. 1,223 389,868
Power Solutions International, Inc.(a) 2,558 146,164
Primoris Services Corp. 3,162 392,531
REV Group, Inc. 9,249 562,432
Robert Half, Inc. 18,818 511,097
Rush Enterprises, Inc., Class A 12,873 694,370
Ryder System, Inc. 3,733 714,459
Schneider National, Inc., Class B 30,921 820,334
Science Applications International
Corp. 6,356 639,795
SiteOne Landscape Supply, Inc.(a) 4,780 595,397
SkyWest, Inc.(a) 5,572 559,485
SPX Technologies, Inc.(a) 3,187 637,591
Standex International Corp. 2,571 558,627
Sterling Infrastructure, Inc.(a) 1,047 320,623
Tecnoglass, Inc. 7,904 397,729
Terex Corp. 9,364 499,850
The Brink's Co. 6,203 724,076
The GEO Group, Inc.(a) 24,921 401,727
The Timken Co. 8,679 730,164
TriNet Group, Inc. 9,344 552,511
Trinity Industries, Inc. 22,933 606,348
UFP Industries, Inc. 7,639 695,531
UL Solutions, Inc., Class A 8,900 701,854
UniFirst Corp. 4,422 853,004
Upwork, Inc.(a) 25,489 505,192
V2X, Inc.(a) 8,466 461,820
Valmont Industries, Inc. 1,444 580,950
Verra Mobility Corp., Class A(a) 26,620 596,554
Vicor Corp.(a) 6,197 679,191
VSE Corp. 2,932 506,562
Watts Water Technologies, Inc.,
Class A 2,756 760,711
WillScot Holdings Corp. 20,150 379,424
Zurn Elkay Water Solutions Corp. 15,393 715,621
58,963,872
SECURITY DESCRIPTION SHARES VALUE ($)
Information Technology ( 10 .4% ):
ACI Worldwide, Inc.(a) 12,025 574,915
ACM Research, Inc., Class A(a) 7,878 310,787
Advanced Energy Industries, Inc. 2,498 523,006
Agilysys, Inc.(a) 3,785 449,809
Alarm.com Holdings, Inc.(a) 16,040 818,361
Amkor Technology, Inc. 13,694 540,639
Appfolio, Inc., Class A(a) 2,132 496,010
Arrow Electronics, Inc.(a) 6,038 665,267
ASGN, Inc.(a) 11,622 559,832
Avnet, Inc. 13,288 638,887
Axcelis Technologies, Inc.(a) 5,112 410,698
Badger Meter, Inc. 3,479 606,772
Belden, Inc. 5,375 626,456
BlackLine, Inc.(a) 11,642 643,686
Cirrus Logic, Inc.(a) 4,545 538,583
Cleanspark, Inc.(a) 13,578 137,409
Clear Secure, Inc., Class A 18,329 642,981
Clearwater Analytics Holdings, Inc.,
Class A(a) 31,803 767,088
Cognex Corp. 11,102 399,450
Commvault Systems, Inc.(a) 2,629 329,571
Crane NXT Co. 8,423 396,471
Dave, Inc.(a) 1,245 275,656
DigitalOcean Holdings, Inc.(a) 8,498 408,924
Diodes, Inc.(a) 8,924 440,310
Dolby Laboratories, Inc., Class A 12,405 796,649
DXC Technology Co.(a) 39,883 584,286
ePlus, Inc. 9,061 794,650
Five9, Inc.(a) 20,721 415,456
FormFactor, Inc.(a) 9,117 508,546
Impinj, Inc.(a) 1,555 270,586
Insight Enterprises, Inc.(a) 5,577 454,358
InterDigital, Inc. 1,661 528,829
Itron, Inc.(a) 5,598 519,830
Knowles Corp.(a) 25,809 553,087
Life360, Inc.(a) 3,504 224,747
Littelfuse, Inc. 1,954 494,206
LiveRamp Holdings, Inc.(a) 17,598 516,853
Lumentum Holdings, Inc.(a) 2,100 774,039
MARA Holdings, Inc.(a) 14,976 134,485
Mirion Technologies, Inc., Class A(a) 17,633 412,965
NetScout Systems, Inc.(a) 26,665 721,555
OSI Systems, Inc.(a) 2,163 551,695
Plexus Corp.(a) 4,447 653,709
Power Integrations, Inc. 13,147 467,244
Progress Software Corp.(a) 13,385 575,020
Q2 Holdings, Inc.(a) 8,196 591,423
Qualys, Inc.(a) 5,774 767,365
Rambus, Inc.(a) 3,837 352,582
Semtech Corp.(a) 3,745 275,969
Sprinklr, Inc., Class A(a) 65,872 512,484
SPS Commerce, Inc.(a) 4,379 390,300
Teradata Corp.(a) 25,367 772,172

Schedule of Portfolio Investments - continued
December 31, 2025
Timothy Plan US Small Cap Core ETF
See notes to financial statements.

Percentages indicated are based on net assets as of December
31, 2025 .
SECURITY DESCRIPTION SHARES VALUE ($)
Information Technology (10.4%): (continued)
TTM Technologies, Inc.(a) 7,477 515,913
Viavi Solutions, Inc.(a) 44,595 794,683
Vontier Corp. 18,033 670,467
28,797,721
Insurance ( 3 .6% ):
Assured Guaranty Ltd. 11,500 1,033,505
Brighthouse Financial, Inc.(a) 7,764 503,030
CNO Financial Group, Inc. 18,718 794,953
First American Financial Corp. 13,236 813,220
Genworth Financial, Inc., Class A(a) 70,163 633,572
HCI Group, Inc. 3,720 713,087
Kemper Corp. 12,039 488,061
Mercury General Corp. 7,753 729,247
Palomar Holdings, Inc.(a) 4,393 592,001
RLI Corp. 15,250 975,695
Selective Insurance Group, Inc. 7,633 638,653
The Hanover Insurance Group, Inc. 4,981 910,377
White Mountains Insurance Group
Ltd. 508 1,055,639
9,881,040
Materials ( 5 .4% ):
Avient Corp. 17,148 535,704
Balchem Corp. 6,910 1,059,718
Cabot Corp. 10,096 669,163
Coeur Mining, Inc.(a) 17,180 306,319
Commercial Metals Co. 10,177 704,452
Element Solutions, Inc. 24,349 608,482
FMC Corp. 13,416 186,080
Greif, Inc., Class A 11,068 749,304
H.B. Fuller Co. 10,777 640,800
Hawkins, Inc. 3,836 544,942
Hecla Mining Co. 28,687 550,504
Innospec, Inc. 10,571 809,104
Knife River Corp.(a) 7,232 508,771
Materion Corp. 4,734 588,531
Minerals Technologies, Inc. 10,460 637,537
NewMarket Corp. 1,194 820,588
Perimeter Solutions, Inc.(a) 22,745 626,170
Sealed Air Corp. 18,073 748,764
Sensient Technologies Corp. 7,737 726,891
Silgan Holdings, Inc. 17,409 702,801
Sylvamo Corp. 12,161 585,552
The Scotts Miracle-Gro Co. 9,427 550,066
United States Lime & Minerals, Inc. 4,672 559,425
Warrior Met Coal, Inc. 6,566 578,924
14,998,592
Real Estate ( 0 .8% ):
Howard Hughes Holdings, Inc.(a) 8,828 704,209
Newmark Group, Inc., Class A 31,908 553,285
The St. Joe Co. 16,295 967,434
2,224,928
Utilities ( 6 .8% ):
American States Water Co. 14,062 1,019,214
SECURITY DESCRIPTION SHARES VALUE ($)
Utilities (6.8%): (continued)
Avista Corp. 31,519 1,214,742
Black Hills Corp. 19,070 1,323,839
California Water Service Group 20,743 898,794
Chesapeake Utilities Corp. 7,680 958,157
Clearway Energy, Inc., Class C 25,578 850,724
H2O America 17,106 838,023
IDACORP, Inc. 9,130 1,155,493
MGE Energy, Inc. 12,459 977,035
National Fuel Gas Co. 12,381 991,223
New Jersey Resources Corp. 27,865 1,285,134
ONE Gas, Inc. 13,291 1,026,730
Ormat Technologies, Inc. 8,976 991,579
Otter Tail Corp. 11,568 934,810
Portland General Electric Co. 24,822 1,191,208
Southwest Gas Holdings, Inc. 11,629 930,552
Spire, Inc. 13,940 1,152,838
UGI Corp. 33,145 1,240,617
18,980,712
Total Common Stocks
(Cost $254,262,413) 275,913,630
Total Investments
(Cost $254,262,413) — 99.5%(b) 275,913,630
Other assets in excess of liabilities — 0.5% 1,307,634
NET ASSETS - 100.00% $ 277,221,264
(a) Non-income producing security.
(b) See Federal Tax Information listed in the Notes to Financial
Statements.

Schedule of Portfolio Investments - continued
December 31, 2025
Timothy Plan US Small Cap Core ETF
See notes to financial statements.

Futures Contracts
Long Futures
Index Futures Expiration Date
Number of
Contracts
Notional
Amount Value
Value and
Unrealized
Appreciation/
(Depreciation)
E-Mini Russell 2000 Index Futures 3/20/26 9 $ 1,151,458 $ 1,124,100 $ (27,358)
$ (27,358)

Schedule of Portfolio Investments
December 31, 2025
Timothy Plan US Large/Mid Cap Core ETF
See notes to financial statements.

SECURITY DESCRIPTION SHARES VALUE ($)
Common Stocks (99.7%)
Aerospace & Defense ( 3.5% ):
Axon Enterprise, Inc.(a) 961 545,781
BWX Technologies, Inc. 4,622 798,866
Curtiss-Wright Corp. 2,064 1,137,821
General Dynamics Corp. 5,077 1,709,223
HEICO Corp. 3,832 1,239,997
Howmet Aerospace, Inc. 5,650 1,158,363
Textron, Inc. 15,613 1,360,985
TransDigm Group, Inc. 1,004 1,335,169
Woodward, Inc. 4,823 1,458,089
10,744,294
Air Freight & Logistics ( 1.0% ):
C.H. Robinson Worldwide, Inc. 8,809 1,416,135
Expeditors International of
Washington, Inc. 11,817 1,760,851
3,176,986
Building Products ( 2.3% ):
Allegion PLC 7,993 1,272,645
Builders FirstSource, Inc.(a) 6,480 666,727
Carlisle Cos., Inc. 3,152 1,008,199
Carrier Global Corp. 18,741 990,274
Lennox International, Inc. 1,997 969,703
Masco Corp. 17,483 1,109,471
Trane Technologies PLC 3,046 1,185,503
7,202,522
Commercial Services & Supplies ( 2.7% ):
Cintas Corp. 8,997 1,692,066
Copart, Inc.(a) 34,640 1,356,156
Republic Services, Inc., Class A 8,826 1,870,494
Rollins, Inc. 31,513 1,891,410
Waste Management, Inc. 9,337 2,051,432
8,861,558
Communication Services ( 0.1% ):
The Trade Desk, Inc., Class A(a) 8,619 327,177
327,177
Construction & Engineering ( 1.9% ):
AECOM 12,143 1,157,592
API Group Corp.(a) 35,694 1,365,652
Comfort Systems USA, Inc. 750 699,968
EMCOR Group, Inc. 1,312 802,669
MasTec, Inc.(a) 4,048 879,914
Quanta Services, Inc. 2,179 919,669
5,825,464
Consumer Discretionary ( 6.4% ):
Aptiv PLC(a) 12,589 957,897
Carvana Co., Class A(a) 1,560 658,351
Chewy, Inc., Class A(a) 21,392 707,006
Chipotle Mexican Grill, Inc.,
Class A(a) 27,266 1,008,842
Coupang, Inc., Class A(a) 34,929 823,975
D.R. Horton, Inc. 6,395 921,072
Deckers Outdoor Corp.(a) 6,976 723,202
SECURITY DESCRIPTION SHARES VALUE ($)
Consumer Discretionary (6.4%): (continued)
Domino's Pizza, Inc. 3,382 1,409,685
Garmin Ltd. 4,113 834,322
Genuine Parts Co. 11,054 1,359,200
Lennar Corp., Class A 8,891 913,995
NVR, Inc.(a) 176 1,283,527
O'Reilly Automotive, Inc.(a) 17,776 1,621,349
PulteGroup, Inc. 8,602 1,008,670
Ross Stores, Inc. 9,694 1,746,277
Somnigroup International, Inc. 13,668 1,220,279
Toll Brothers, Inc. 8,154 1,102,584
Tractor Supply Co. 24,004 1,200,440
Williams-Sonoma, Inc. 4,720 842,945
20,343,618
Consumer Staples ( 5.4% ):
BJ's Wholesale Club Holdings, Inc.(a) 13,248 1,192,717
Bunge Global SA 14,750 1,313,930
Casey's General Stores, Inc. 2,302 1,272,338
Celsius Holdings, Inc.(a) 9,901 452,872
Costco Wholesale Corp. 1,782 1,536,690
Dollar General Corp. 10,356 1,374,966
Hormel Foods Corp. 61,197 1,450,369
Kenvue, Inc. 75,514 1,302,617
Kimberly-Clark Corp. 15,854 1,599,510
McCormick & Co., Inc. 23,481 1,599,291
Sprouts Farmers Market, Inc.(a) 9,697 772,560
Sysco Corp. 21,951 1,617,569
U.S. Foods Holding Corp.(a) 20,786 1,565,602
17,051,031
Electrical Equipment ( 1.9% ):
AMETEK, Inc. 9,314 1,912,257
Bloom Energy Corp., Class A(a) 5,008 435,145
GE Vernova, Inc. 1,071 699,973
Hubbell, Inc., Class B 2,834 1,258,608
Rockwell Automation, Inc. 3,197 1,243,857
Vertiv Holdings Co., Class A 3,064 496,399
6,046,239
Energy ( 7.0% ):
Baker Hughes Co., Class A 22,126 1,007,618
Cheniere Energy, Inc. 4,920 956,399
ConocoPhillips Co. 12,029 1,126,035
Coterra Energy, Inc. 53,869 1,417,832
Devon Energy Corp. 25,842 946,592
Diamondback Energy, Inc. 6,441 968,276
EOG Resources, Inc. 11,330 1,189,763
EQT Corp. 18,267 979,111
Expand Energy Corp. 12,403 1,368,795
Halliburton Co. 38,353 1,083,856
Kinder Morgan, Inc. 52,565 1,445,012
Occidental Petroleum Corp. 23,298 958,014
ONEOK, Inc. 16,516 1,213,926
Phillips 66 Co. 7,782 1,004,189
SLB Ltd. 30,959 1,188,206
Targa Resources Corp. 6,602 1,218,069

Schedule of Portfolio Investments - continued
December 31, 2025
Timothy Plan US Large/Mid Cap Core ETF
See notes to financial statements.

SECURITY DESCRIPTION SHARES VALUE ($)
Energy (7.0%): (continued)
Texas Pacific Land Corp. 2,577 740,166
The Williams Cos., Inc. 21,792 1,309,917
Valero Energy Corp. 6,062 986,833
Viper Energy, Inc., Class A 26,723 1,032,310
22,140,919
Financials ( 13.1% ):
Affirm Holdings, Inc., Class A(a) 6,792 505,529
Aflac, Inc. 15,289 1,685,918
Arch Capital Group Ltd.(a) 15,704 1,506,328
Arthur J. Gallagher & Co. 5,182 1,341,050
Blue Owl Capital, Inc., Class A 52,699 787,323
Brown & Brown, Inc. 16,002 1,275,359
Cboe Global Markets, Inc. 6,937 1,741,187
Cincinnati Financial Corp. 9,380 1,531,942
CME Group, Inc., Class A 7,413 2,024,342
Coinbase Global, Inc., Class A(a) 1,418 320,666
East West Bancorp, Inc. 10,799 1,213,700
Equitable Holdings, Inc. 21,112 1,005,987
Everest Group Ltd. 4,577 1,553,205
Fidelity National Information
Services, Inc. 17,929 1,191,561
First Citizens Bancshares, Inc., Class A 642 1,377,847
Franklin Resources, Inc. 51,669 1,234,372
Global Payments, Inc. 10,559 817,267
Houlihan Lokey, Inc., Class A 6,872 1,197,034
Interactive Brokers Group, Inc.,
Class A 11,370 731,205
Intercontinental Exchange, Inc. 13,185 2,135,443
Jefferies Financial Group, Inc. 16,355 1,013,519
LPL Financial Holdings, Inc. 3,167 1,131,157
Markel Group, Inc.(a) 787 1,691,774
MSCI, Inc., Class A 2,472 1,418,260
Nasdaq, Inc. 17,030 1,654,124
Principal Financial Group, Inc. 15,907 1,403,156
Reinsurance Group of America, Inc. 6,206 1,262,673
Ryan Specialty Holdings, Inc., Class A 22,623 1,168,025
SoFi Technologies, Inc.(a) 23,146 605,962
The Progressive Corp. 6,412 1,460,141
Toast, Inc., Class A(a) 23,382 830,295
Tradeweb Markets, Inc., Class A 12,105 1,301,772
W.R. Berkley Corp. 21,606 1,515,013
41,633,136
Ground Transportation ( 1.3% ):
CSX Corp. 41,846 1,516,918
Old Dominion Freight Line, Inc. 6,784 1,063,731
Union Pacific Corp. 7,029 1,625,948
4,206,597
Health Care ( 10.0% ):
Agilent Technologies, Inc. 8,365 1,138,225
Centene Corp.(a) 17,141 705,352
Dexcom, Inc.(a) 12,738 845,421
Doximity, Inc., Class A(a) 9,224 408,439
Edwards Lifesciences Corp.(a) 21,240 1,810,710
SECURITY DESCRIPTION SHARES VALUE ($)
Health Care (10.0%): (continued)
Encompass Health Corp. 11,123 1,180,595
GE HealthCare Technologies, Inc. 13,636 1,118,425
HCA Healthcare, Inc. 3,267 1,525,232
Humana, Inc. 3,118 798,613
IDEXX Laboratories, Inc.(a) 1,330 899,785
Illumina, Inc.(a) 9,117 1,195,786
Incyte Corp.(a) 13,170 1,300,801
Insulet Corp.(a) 2,990 849,877
Intuitive Surgical, Inc.(a) 2,476 1,402,307
IQVIA Holdings, Inc.(a) 4,573 1,030,800
Medpace Holdings, Inc.(a) 1,021 573,445
Mettler-Toledo International, Inc.(a) 828 1,154,389
Neurocrine Biosciences, Inc.(a) 7,082 1,004,440
Quest Diagnostics, Inc. 8,793 1,525,849
ResMed, Inc. 4,964 1,195,679
Solventum Corp.(a) 16,086 1,274,655
STERIS PLC 6,794 1,722,415
Stryker Corp. 4,699 1,651,557
Tenet Healthcare Corp.(a) 4,660 926,035
United Therapeutics Corp.(a) 1,607 783,011
Veeva Systems, Inc., Class A(a) 3,716 829,523
Waters Corp.(a) 2,962 1,125,056
West Pharmaceutical Services, Inc. 2,333 641,902
Zoetis, Inc., Class A 9,941 1,250,777
31,869,101
Information Technology ( 14.7% ):
Amphenol Corp., Class A 8,275 1,118,284
Analog Devices, Inc. 4,022 1,090,766
AppLovin Corp., Class A(a) 793 534,339
Arista Networks, Inc.(a) 4,045 530,016
Astera Labs, Inc.(a) 2,002 333,053
Bentley Systems, Inc., Class B 29,532 1,127,089
Broadcom, Inc. 2,171 751,383
Cadence Design Systems, Inc.(a) 2,761 863,033
CDW Corp. 7,992 1,088,510
Ciena Corp.(a) 3,907 913,730
Cognizant Technology Solutions
Corp., Class A 21,575 1,790,725
Corpay, Inc.(a) 3,521 1,059,575
Credo Technology Group Holding
Ltd.(a) 2,952 424,763
Datadog, Inc., Class A(a) 5,335 725,507
Docusign, Inc., Class A(a) 10,994 751,990
Dynatrace, Inc.(a) 23,172 1,004,275
Entegris, Inc. 7,333 617,805
F5, Inc.(a) 3,735 953,396
Fair Isaac Corp.(a) 496 838,548
First Solar, Inc.(a) 2,570 671,361
Fortinet, Inc.(a) 10,042 797,435
Gartner, Inc.(a) 3,637 917,542
Guidewire Software, Inc.(a) 3,592 722,028
Jabil, Inc. 4,801 1,094,724
Keysight Technologies, Inc.(a) 7,208 1,464,594

Schedule of Portfolio Investments - continued
December 31, 2025
Timothy Plan US Large/Mid Cap Core ETF
See notes to financial statements.

SECURITY DESCRIPTION SHARES VALUE ($)
Information Technology (14.7%): (continued)
KLA Corp. 881 1,070,486
Manhattan Associates, Inc.(a) 3,899 675,736
Monolithic Power Systems, Inc. 676 612,699
Motorola Solutions, Inc. 3,561 1,365,003
NetApp, Inc. 8,635 924,722
Nutanix, Inc., Class A(a) 12,410 641,473
NXP Semiconductors NV 3,777 819,836
Okta, Inc., Class A(a) 8,302 717,874
ON Semiconductor Corp.(a) 13,595 736,169
Palantir Technologies, Inc., Class A(a) 3,045 541,249
Palo Alto Networks, Inc.(a) 4,932 908,474
PTC, Inc.(a) 5,295 922,442
Roper Technologies, Inc. 3,511 1,562,852
Seagate Technology Holdings PLC 3,860 1,063,005
ServiceNow, Inc.(a) 4,985 763,652
Strategy, Inc., Class A(a) 1,660 252,237
Super Micro Computer, Inc.(a) 7,957 232,901
Synopsys, Inc.(a) 1,410 662,305
TD SYNNEX Corp. 7,519 1,129,579
TE Connectivity PLC 5,638 1,282,701
Teledyne Technologies, Inc.(a) 2,821 1,440,769
Teradyne, Inc. 5,024 972,446
Texas Instruments, Inc. 5,076 880,635
Trimble, Inc.(a) 15,987 1,252,582
Tyler Technologies, Inc.(a) 2,798 1,270,152
Western Digital Corp. 6,568 1,131,469
Zebra Technologies Corp.(a) 2,939 713,648
46,731,567
Machinery ( 6.7% ):
Caterpillar, Inc. 2,554 1,463,110
Deere & Co. 2,884 1,342,704
Dover Corp. 8,253 1,611,316
Fortive Corp. 28,236 1,558,910
Graco, Inc. 21,206 1,738,256
Illinois Tool Works, Inc. 6,539 1,610,556
Ingersoll Rand, Inc. 14,384 1,139,500
ITT, Inc. 7,033 1,220,296
Lincoln Electric Holdings, Inc. 5,012 1,201,076
Otis Worldwide Corp. 16,178 1,413,148
PACCAR, Inc. 13,584 1,487,584
Parker-Hannifin Corp. 1,558 1,369,420
Snap-on, Inc. 4,354 1,500,388
Westinghouse Air Brake Technologies
Corp. 6,436 1,373,764
Xylem, Inc. 9,914 1,350,089
21,380,117
Materials ( 7.0% ):
Avery Dennison Corp. 10,027 1,823,711
Ball Corp. 29,912 1,584,439
CF Industries Holdings, Inc. 12,433 961,568
CRH PLC 9,037 1,127,818
Freeport-McMoRan, Inc. 17,584 893,091
Linde PLC 4,291 1,829,639
SECURITY DESCRIPTION SHARES VALUE ($)
Materials (7.0%): (continued)
LyondellBasell Industries NV, Class A 19,218 832,139
Martin Marietta Materials, Inc. 2,483 1,546,065
Newmont Corp. 12,150 1,213,178
Nucor Corp. 7,295 1,189,887
Packaging Corp. of America 6,312 1,301,724
PPG Industries, Inc. 12,237 1,253,803
Reliance, Inc. 4,997 1,443,483
RPM International, Inc. 11,723 1,219,192
Steel Dynamics, Inc. 7,012 1,188,183
The Sherwin-Williams Co. 4,552 1,474,985
Vulcan Materials Co. 5,021 1,432,090
22,314,995
Professional Services ( 2.0% ):
Equifax, Inc. 4,316 936,486
Paychex, Inc. 12,052 1,351,993
SS&C Technologies Holdings, Inc. 18,517 1,618,756
TransUnion 10,606 909,465
Verisk Analytics, Inc., Class A 6,920 1,547,935
6,364,635
Real Estate ( 0.3% ):
CoStar Group, Inc.(a) 15,699 1,055,601
1,055,601
Trading Companies & Distributors ( 2.0% ):
Fastenal Co. 33,674 1,351,338
Ferguson Enterprises, Inc. 4,570 1,017,419
FTAI Aviation Ltd. 2,583 508,464
United Rentals, Inc. 1,040 841,693
W.W. Grainger, Inc. 1,622 1,636,679
Watsco, Inc. 3,093 1,042,186
6,397,779
Utilities ( 10.4% ):
Alliant Energy Corp. 29,881 1,942,564
Ameren Corp. 20,284 2,025,560
American Electric Power Co., Inc. 16,637 1,918,412
American Water Works Co., Inc. 10,504 1,370,772
Atmos Energy Corp. 12,152 2,037,040
CenterPoint Energy, Inc. 55,978 2,146,197
CMS Energy Corp. 28,658 2,004,054
Consolidated Edison, Inc. 17,816 1,769,485
Constellation Energy Corp. 1,748 617,516
DTE Energy Co. 14,875 1,918,578
Entergy Corp. 17,468 1,614,567
Evergy, Inc. 28,164 2,041,608
Eversource Energy 20,107 1,353,804
NextEra Energy, Inc. 15,381 1,234,787
NiSource, Inc. 40,853 1,706,021
NRG Energy, Inc. 3,965 631,387
Public Service Enterprise Group, Inc. 21,095 1,693,929
Talen Energy Corp.(a) 1,430 536,021
The Southern Co. 21,619 1,885,177
Vistra Corp. 2,742 442,367

Schedule of Portfolio Investments - continued
December 31, 2025
Timothy Plan US Large/Mid Cap Core ETF
See notes to financial statements.

Percentages indicated are based on net assets as of December
31, 2025.
SECURITY DESCRIPTION SHARES VALUE ($)
Utilities (10.4%): (continued)
WEC Energy Group, Inc. 18,530 1,954,174
32,844,020
Total Common Stocks
(Cost $276,860,090) 316,517,356
Rights (0.0%)
†
Health Care ( 0.0% ):
†
ABIOMED, Inc., CVR
Expiring  01/04/27(a)(b) 2,152 2,195
2,195
Total Rights
(Cost $–) 2,195
Total Investments
(Cost $276,860,090) — 99.7%(c) 316,519,551
Other assets in excess of liabilities — 0.3% 1,187,542
NET ASSETS - 100.00% $ 317,707,093
(a) Non-income producing security.
† Represents less than 0.05%.
(b) Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.00% of the Fund’s net assets as of December 31, 2025. This security is classified as
Level 3 within the fair value hierarchy. (See Note 2)
(c) See Federal Tax Information listed in the Notes to Financial
Statements.
Futures Contracts
Long Futures
Index Futures Expiration Date
Number of
Contracts
Notional
Amount Value
Value and
Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-mini 3/20/26 3 $ 1,030,915 $ 1,033,875 $ 2,960
$ 2,960

Schedule of Portfolio Investments
December 31, 2025
Timothy Plan High Dividend Stock ETF
See notes to financial statements.

SECURITY DESCRIPTION SHARES VALUE ($)
Common Stocks (99.6%)
Consumer Discretionary ( 4 .8% ):
Domino's Pizza, Inc. 7,815 3,257,448
Garmin Ltd. 9,505 1,928,089
Genuine Parts Co. 25,546 3,141,136
Lennar Corp., Class A 20,547 2,112,232
Tractor Supply Co. 55,474 2,774,255
Williams-Sonoma, Inc. 10,908 1,948,060
15,161,220
Consumer Staples ( 7 .5% ):
Bunge Global SA 34,088 3,036,559
Dollar General Corp. 23,933 3,177,585
Hormel Foods Corp. 141,429 3,351,867
Kenvue, Inc. 174,517 3,010,418
Kimberly-Clark Corp. 36,640 3,696,610
McCormick & Co., Inc. 54,265 3,695,989
Sysco Corp. 50,730 3,738,294
23,707,322
Energy ( 14 .2% ):
Baker Hughes Co., Class A 51,134 2,328,642
ConocoPhillips Co. 27,801 2,602,452
Coterra Energy, Inc. 124,494 3,276,682
Devon Energy Corp. 59,720 2,187,544
Diamondback Energy, Inc. 14,884 2,237,512
EOG Resources, Inc. 26,184 2,749,582
Expand Energy Corp. 28,666 3,163,580
Halliburton Co. 88,633 2,504,769
Kinder Morgan, Inc. 121,480 3,339,485
Occidental Petroleum Corp. 53,842 2,213,983
ONEOK, Inc. 38,170 2,805,495
Phillips 66 Co. 17,985 2,320,784
SLB Ltd. 71,547 2,745,974
Targa Resources Corp. 15,259 2,815,285
The Williams Cos., Inc. 50,362 3,027,260
Valero Energy Corp. 14,009 2,280,525
Viper Energy, Inc., Class A 61,758 2,385,711
44,985,265
Financials ( 12 .6% ):
Aflac, Inc. 35,334 3,896,280
Blue Owl Capital, Inc., Class A 121,789 1,819,528
Cincinnati Financial Corp. 21,677 3,540,288
CME Group, Inc., Class A 17,132 4,678,406
East West Bancorp, Inc. 24,956 2,804,805
Equitable Holdings, Inc. 48,791 2,324,891
Everest Group Ltd. 10,578 3,589,644
Fidelity National Information
Services, Inc. 41,434 2,753,704
Franklin Resources, Inc. 119,413 2,852,776
Jefferies Financial Group, Inc. 37,796 2,342,218
Principal Financial Group, Inc. 36,760 3,242,600
Reinsurance Group of America, Inc. 14,341 2,917,820
The Progressive Corp. 14,818 3,374,355
40,137,315
SECURITY DESCRIPTION SHARES VALUE ($)
Health Care ( 2 .6% ):
Humana, Inc. 7,206 1,845,673
Quest Diagnostics, Inc. 20,320 3,526,129
Zoetis, Inc., Class A 22,974 2,890,589
8,262,391
Industrials ( 20 .2% ):
C.H. Robinson Worldwide, Inc. 20,357 3,272,591
Carlisle Cos., Inc. 7,284 2,329,860
Carrier Global Corp. 43,311 2,288,553
CSX Corp. 96,707 3,505,629
Deere & Co. 6,665 3,103,024
Fastenal Co. 77,823 3,123,037
Ferguson Enterprises, Inc. 10,561 2,351,195
General Dynamics Corp. 11,734 3,950,368
Graco, Inc. 49,008 4,017,186
Illinois Tool Works, Inc. 15,112 3,722,086
Lincoln Electric Holdings, Inc. 11,582 2,775,510
Masco Corp. 40,404 2,564,038
Otis Worldwide Corp. 37,388 3,265,842
PACCAR, Inc. 31,392 3,437,738
Paychex, Inc. 27,853 3,124,550
Rockwell Automation, Inc. 7,388 2,874,449
Snap-on, Inc. 10,063 3,467,710
Union Pacific Corp. 16,244 3,757,562
Waste Management, Inc. 21,578 4,740,902
Watsco, Inc. 7,148 2,408,519
64,080,349
Information Technology ( 4 .8% ):
Analog Devices, Inc. 9,295 2,520,804
CDW Corp. 18,470 2,515,614
Cognizant Technology Solutions
Corp., Class A 49,859 4,138,297
NetApp, Inc. 19,955 2,136,981
NXP Semiconductors NV 8,729 1,894,717
Texas Instruments, Inc. 11,730 2,035,037
15,241,450
Materials ( 10 .6% ):
Avery Dennison Corp. 23,173 4,214,705
Ball Corp. 69,131 3,661,869
CF Industries Holdings, Inc. 28,732 2,222,133
Linde PLC 9,916 4,228,083
LyondellBasell Industries NV, Class A 44,412 1,923,040
Nucor Corp. 16,860 2,750,035
Packaging Corp. of America 14,587 3,008,277
PPG Industries, Inc. 28,279 2,897,466
Reliance, Inc. 11,549 3,336,160
RPM International, Inc. 27,092 2,817,568
Steel Dynamics, Inc. 16,205 2,745,937
33,805,273
Utilities ( 22 .3% ):
Alliant Energy Corp. 69,055 4,489,266
Ameren Corp. 46,877 4,681,137
American Electric Power Co., Inc. 38,449 4,433,554
American Water Works Co., Inc. 24,275 3,167,888

Schedule of Portfolio Investments - continued
December 31, 2025
Timothy Plan High Dividend Stock ETF
See notes to financial statements.

Percentages indicated are based on net assets as of December
31, 2025 .
SECURITY DESCRIPTION SHARES VALUE ($)
Utilities (22.3%): (continued)
Atmos Energy Corp. 28,084 4,707,721
CenterPoint Energy, Inc. 129,367 4,959,931
CMS Energy Corp. 66,231 4,631,534
Consolidated Edison, Inc. 41,175 4,089,501
DTE Energy Co. 34,377 4,433,945
Entergy Corp. 40,370 3,731,399
Evergy, Inc. 65,088 4,718,229
Eversource Energy 46,469 3,128,758
NextEra Energy, Inc. 35,544 2,853,472
NiSource, Inc. 94,411 3,942,603
Public Service Enterprise Group, Inc. 48,752 3,914,786
The Southern Co. 49,961 4,356,599
WEC Energy Group, Inc. 42,825 4,516,325
70,756,648
Total Common Stocks
(Cost $302,146,792) 316,137,233
Total Investments
(Cost $302,146,792) — 99.6%(a) 316,137,233
Other assets in excess of liabilities — 0.4% 1,341,512
NET ASSETS - 100.00% $ 317,478,745
(a) See Federal Tax Information listed in the Notes to Financial
Statements.
Futures Contracts
Long Futures
Index Futures Expiration Date
Number of
Contracts
Notional
Amount Value
Value and
Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-mini 3/20/26 3 $ 1,036,378 $ 1,033,875 $ (2,503)
$ (2,503)

Schedule of Portfolio Investments
December 31, 2025
Timothy Plan International ETF
See notes to financial statements.

SECURITY DESCRIPTION SHARES VALUE ($)
Common Stocks (99.6%)
Australia ( 5.9% ):
Communication Services ( 0.7% ):
REA Group Ltd. 3,203 391,912
Telstra Group Ltd. 270,656 879,434
1,271,346
Consumer Discretionary ( 0.3% ):
Wesfarmers Ltd. 10,954 592,647
592,647
Consumer Staples ( 0.7% ):
Coles Group Ltd. 47,115 673,970
Woolworths Group Ltd. 34,321 672,772
1,346,742
Energy ( 0.4% ):
Santos Ltd. 90,289 371,686
Woodside Energy Group Ltd. 29,078 457,666
829,352
Financials ( 1.4% ):
ANZ Group Holdings Ltd. 26,748 648,534
Commonwealth Bank of Australia 5,313 569,194
National Australia Bank Ltd. 19,918 562,270
Suncorp Group Ltd. 33,360 392,850
Westpac Banking Corp. 21,277 547,967
2,720,815
Health Care ( 0.3% ):
CSL Ltd. 3,257 375,181
Pro Medicus Ltd. 1,733 255,383
630,564
Industrials ( 0.7% ):
Brambles Ltd. 34,703 531,613
Computershare Ltd. 17,621 401,375
SGH Ltd. 14,395 446,122
1,379,110
Information Technology ( 0.1% ):
WiseTech Global Ltd. 5,799 264,878
264,878
Materials ( 1.1% ):
BHP Group Ltd. 19,077 579,005
Fortescue Ltd. 33,187 487,354
Northern Star Resources Ltd. 23,908 426,381
Rio Tinto Ltd. 6,196 606,950
2,099,690
Utilities ( 0.2% ):
Origin Energy Ltd. 60,725 465,526
465,526
11,600,670
Austria ( 0.9% ):
Energy ( 0.3% ):
OMV AG 11,936 666,516
666,516
Financials ( 0.3% ):
Erste Group Bank AG 4,374 528,895
528,895
SECURITY DESCRIPTION SHARES VALUE ($)
Austria (0.9%): (continued)
Utilities ( 0.3% ):
Verbund AG 8,701 633,923
633,923
1,829,334
Belgium ( 0.5% ):
Financials ( 0.3% ):
KBC Group NV 4,812 629,073
629,073
Health Care ( 0.2% ):
UCB SA 1,256 352,157
352,157
981,230
Canada ( 11.7% ):
Consumer Discretionary ( 0.7% ):
Dollarama, Inc. 5,354 800,291
Magna International, Inc. 10,740 572,607
1,372,898
Consumer Staples ( 0.8% ):
George Weston Ltd. 11,908 821,603
Metro, Inc., Class A 11,050 795,417
1,617,020
Energy ( 2.2% ):
Cameco Corp. 3,627 332,149
Canadian Natural Resources Ltd. 16,045 543,524
Cenovus Energy, Inc. 21,263 359,754
Imperial Oil Ltd. 5,964 515,310
Pembina Pipeline Corp. 17,356 661,283
Suncor Energy, Inc. 13,418 595,617
TC Energy Corp. 14,495 798,260
Tourmaline Oil Corp. 12,909 579,137
4,385,034
Financials ( 2.4% ):
Brookfield Corp., Class A 10,349 475,222
Fairfax Financial Holdings Ltd. 407 775,770
Great-West Lifeco, Inc. 16,909 833,992
Intact Financial Corp. 3,816 794,481
National Bank of Canada 7,462 938,513
Power Corp. of Canada 17,713 941,536
4,759,514
Industrials ( 1.4% ):
Canadian National Railway Co. 6,876 680,135
Canadian Pacific Kansas City Ltd. 7,899 581,604
Waste Connections, Inc. 4,739 831,224
WSP Global, Inc. 3,157 571,683
2,664,646
Information Technology ( 0.5% ):
Celestica, Inc.(a) 801 236,967
Constellation Software, Inc. 186 447,436
Shopify, Inc., Class A(a) 1,619 260,710
945,113

Schedule of Portfolio Investments - continued
December 31, 2025
Timothy Plan International ETF
See notes to financial statements.

SECURITY DESCRIPTION SHARES VALUE ($)
Canada (11.7%): (continued)
Materials ( 2.1% ):
Agnico Eagle Mines Ltd. 2,704 458,600
Barrick Mining Corp. 12,880 561,130
First Quantum Minerals Ltd.(a) 12,571 337,083
Franco-Nevada Corp. 2,600 539,002
Kinross Gold Corp. 15,465 435,643
Lundin Gold, Inc. 4,268 354,589
Nutrien Ltd. 9,710 599,411
Teck Resources Ltd., Class B 7,568 362,353
Wheaton Precious Metals Corp. 4,400 517,330
4,165,141
Utilities ( 1.6% ):
Emera, Inc. 20,587 1,014,649
Fortis, Inc. 19,462 1,011,956
Hydro One Ltd. 26,175 1,042,118
3,068,723
22,978,089
Chile ( 0.2% ):
Materials ( 0.2% ):
Antofagasta PLC 10,584 467,721
467,721
Denmark ( 2.0% ):
Financials ( 0.7% ):
Danske Bank A/S 11,604 581,752
Tryg A/S 28,371 743,316
1,325,068
Health Care ( 0.5% ):
Coloplast A/S, Class B 7,591 652,670
Genmab A/S(a) 1,252 399,340
1,052,010
Industrials ( 0.5% ):
DSV A/S 2,226 565,695
Vestas Wind Systems A/S 13,530 369,174
934,869
Materials ( 0.3% ):
Novonesis A/S 9,085 582,984
582,984
3,894,931
Finland ( 1.6% ):
Financials ( 0.4% ):
Sampo Oyj, Class A 64,398 781,715
781,715
Industrials ( 0.3% ):
Wartsila Oyj Abp 15,466 552,494
552,494
Information Technology ( 0.3% ):
Nokia Oyj 93,579 612,724
612,724
Materials ( 0.3% ):
UPM-Kymmene Oyj 22,048 642,275
642,275
SECURITY DESCRIPTION SHARES VALUE ($)
Finland (1.6%): (continued)
Utilities ( 0.3% ):
Fortum Oyj 29,633 633,060
633,060
3,222,268
France ( 6.3% ):
Communication Services ( 0.4% ):
Bollore SE 136,661 769,871
769,871
Consumer Discretionary ( 0.6% ):
Cie Generale des Etablissements
Michelin SCA
19,071 634,437
Hermes International SCA 249 620,898
1,255,335
Energy ( 0.4% ):
TotalEnergies SE 12,021 785,259
785,259
Financials ( 0.9% ):
Amundi SA 6,825 566,217
Credit Agricole SA 32,842 677,302
Societe Generale SA 6,515 526,106
1,769,625
Health Care ( 0.6% ):
BioMerieux 5,039 653,124
Sartorius Stedim Biotech 1,916 472,814
1,125,938
Industrials ( 2.1% ):
Aeroports de Paris SA 4,282 560,541
Bouygues SA 14,347 747,705
Bureau Veritas SA 22,291 711,958
Legrand SA 3,076 459,960
Safran SA 1,550 541,687
Thales SA 1,259 339,978
Vinci SA 4,545 641,168
4,002,997
Information Technology ( 0.2% ):
Dassault Systemes SE 16,566 464,087
464,087
Materials ( 0.4% ):
Air Liquide SA 3,729 702,252
702,252
Utilities ( 0.7% ):
Engie SA 31,092 818,778
Veolia Environnement SA 17,991 628,318
1,447,096
12,322,460
Germany ( 4.4% ):
Consumer Discretionary ( 0.3% ):
Continental AG 7,375 588,967
588,967

Schedule of Portfolio Investments - continued
December 31, 2025
Timothy Plan International ETF
See notes to financial statements.

SECURITY DESCRIPTION SHARES VALUE ($)
Germany (4.4%): (continued)
Financials ( 1.1% ):
Commerzbank AG 10,542 447,204
Hannover Rueck SE 2,030 635,009
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen,
Registered Shares
817 539,745
Talanx AG 3,843 513,911
2,135,869
Health Care ( 0.2% ):
Fresenius Medical Care AG 9,109 436,295
436,295
Industrials ( 0.9% ):
Deutsche Post AG 10,623 583,336
Knorr-Bremse AG 4,896 547,426
MTU Aero Engines AG 981 409,581
Rheinmetall AG 128 234,795
1,775,138
Information Technology ( 0.4% ):
Infineon Technologies AG 10,176 451,169
Nemetschek SE 3,625 395,304
846,473
Materials ( 0.5% ):
Heidelberg Materials AG 1,613 422,683
Symrise AG, Class A 6,517 527,493
950,176
Real Estate ( 0.3% ):
Vonovia SE 16,344 471,312
471,312
Utilities ( 0.7% ):
E.ON SE 34,376 651,374
RWE AG 14,087 749,219
1,400,593
8,604,823
Hong Kong ( 4.3% ):
Consumer Staples ( 0.4% ):
WH Group Ltd. 606,224 675,356
675,356
Financials ( 1.0% ):
AIA Group Ltd. 51,148 525,117
Hang Seng Bank Ltd. 34,897 688,300
Prudential PLC 41,960 647,213
1,860,630
Health Care ( 0.1% ):
Sino Biopharmaceutical Ltd. 319,436 253,661
253,661
Industrials ( 0.4% ):
CK Hutchison Holdings Ltd. 62,580 425,777
Techtronic Industries Co. Ltd. 36,266 418,929
844,706
Real Estate ( 0.6% ):
Henderson Land Development Co. Ltd. 163,831 592,381
Sun Hung Kai Properties Ltd. 51,511 626,802
1,219,183
SECURITY DESCRIPTION SHARES VALUE ($)
Hong Kong (4.3%): (continued)
Utilities ( 1.8% ):
CLP Holdings Ltd. 168,944 1,510,890
Hong Kong & China Gas Co. Ltd. 1,139,974 1,026,819
Power Assets Holdings Ltd. 146,063 1,035,063
3,572,772
8,426,308
Ireland ( 1.9% ):
Consumer Staples ( 0.4% ):
Kerry Group PLC, Class A 7,722 707,783
707,783
Financials ( 0.5% ):
AIB Group PLC 50,380 544,655
Bank of Ireland Group PLC 27,770 534,358
1,079,013
Industrials ( 0.8% ):
Experian PLC 12,221 553,898
Kingspan Group PLC 4,994 435,146
Ryanair Holdings PLC 16,795 583,194
1,572,238
Materials ( 0.2% ):
Smurfit WestRock PLC 9,620 372,224
372,224
3,731,258
Israel ( 0.8% ):
Financials ( 0.6% ):
Bank Leumi Le-Israel BM 25,283 558,169
Mizrahi Tefahot Bank Ltd. 7,324 512,252
1,070,421
Industrials ( 0.2% ):
Elbit Systems Ltd. 747 431,314
431,314
1,501,735
Italy ( 5.0% ):
Consumer Discretionary ( 0.3% ):
Moncler SpA 8,293 535,202
535,202
Energy ( 0.4% ):
Eni SpA 41,206 781,519
781,519
Financials ( 2.5% ):
Banca Mediolanum SpA 26,865 614,651
Banco BPM SpA 32,446 496,418
BPER Banca SpA 39,987 545,070
Generali 18,102 760,463
Intesa Sanpaolo SpA 84,393 587,188
Poste Italiane SpA 31,826 803,326
UniCredit SpA 5,996 499,696
Unipol Assicurazioni SpA 23,269 562,455
4,869,267
Health Care ( 0.3% ):
Recordati Industria Chimica e
Farmaceutica SpA
10,055 573,532
573,532

Schedule of Portfolio Investments - continued
December 31, 2025
Timothy Plan International ETF
See notes to financial statements.

SECURITY DESCRIPTION SHARES VALUE ($)
Italy (5.0%): (continued)
Industrials ( 0.3% ):
Leonardo SpA 5,066 292,653
Prysmian SpA 3,405 345,625
638,278
Utilities ( 1.2% ):
Enel SpA 76,296 795,872
Snam SpA 131,239 872,264
Terna - Rete Elettrica Nazionale 72,633 772,770
2,440,906
9,838,704
Japan ( 18.7% ):
Consumer Discretionary ( 2.4% ):
Asics Corp. 12,955 310,599
Bridgestone Corp. 29,420 660,081
Denso Corp. 34,368 473,542
Fast Retailing Co. Ltd. 1,421 516,612
Oriental Land Co. Ltd. 21,196 392,265
Pan Pacific International Holdings Corp. 100,881 600,507
Sanrio Co. Ltd. 5,182 162,686
Sekisui House Ltd. 30,841 688,812
Sumitomo Electric Industries Ltd. 10,130 409,094
Suzuki Motor Corp. 33,549 500,065
4,714,263
Consumer Staples ( 0.9% ):
Aeon Co. Ltd. 46,621 737,327
Ajinomoto Co., Inc. 19,892 421,286
Kao Corp. 16,131 644,849
1,803,462
Energy ( 0.6% ):
ENEOS Holdings, Inc. 76,509 540,770
Inpex Corp. 30,139 601,741
1,142,511
Financials ( 2.8% ):
Dai-ichi Life Holdings, Inc. 53,207 442,826
Japan Post Bank Co. Ltd. 44,030 621,008
Japan Post Holdings Co. Ltd. 53,090 559,475
MS&AD Insurance Group Holdings, Inc. 20,594 484,279
ORIX Corp. 23,536 684,350
Resona Holdings, Inc. 34,953 333,194
SBI Holdings, Inc. 18,354 395,510
Sompo Holdings, Inc. 14,125 481,235
Sumitomo Mitsui Financial Group, Inc. 17,184 553,087
Sumitomo Mitsui Trust Group, Inc. 19,190 585,306
Tokio Marine Holdings, Inc. 9,528 353,878
5,494,148
Health Care ( 1.3% ):
Chugai Pharmaceutical Co. Ltd. 6,469 340,467
Daiichi Sankyo Co. Ltd. 14,125 301,944
Hoya Corp. 3,410 515,680
Olympus Corp. 32,730 414,715
Shionogi & Co. Ltd. 33,081 600,071
Terumo Corp. 32,496 470,987
2,643,864
SECURITY DESCRIPTION SHARES VALUE ($)
Japan (18.7%): (continued)
Industrials ( 4.9% ):
Central Japan Railway Co. 21,062 583,233
Daikin Industries Ltd. 4,480 574,374
East Japan Railway Co. 27,314 720,607
FANUC Corp. 12,353 479,860
Fujikura Ltd. 2,123 236,401
Hitachi Ltd. 11,300 353,675
IHI Corp. 15,663 275,467
ITOCHU Corp. 47,055 593,370
Kajima Corp. 17,886 666,357
Komatsu Ltd. 12,955 413,581
Kubota Corp. 35,070 496,314
Marubeni Corp. 18,956 526,851
Mitsubishi Corp. 21,664 496,023
Mitsubishi Electric Corp. 16,131 472,230
Mitsubishi Heavy Industries Ltd. 11,066 271,315
NIDEC Corp. 17,535 238,696
Nippon Yusen KK 16,599 538,180
Secom Co. Ltd. 20,009 711,979
SMC Corp. 1,170 406,833
Toyota Tsusho Corp. 16,950 570,772
9,626,118
Information Technology ( 3.0% ):
Advantest Corp. 2,240 280,822
Canon, Inc. 18,488 546,896
Disco Corp. 702 215,907
FUJIFILM Holdings Corp. 21,664 462,549
Fujitsu Ltd. 18,956 523,947
Keyence Corp. 1,287 465,759
Kyocera Corp. 41,439 581,157
Murata Manufacturing Co. Ltd. 19,775 409,843
NEC Corp. 11,885 402,946
Nomura Research Institute Ltd. 13,657 525,021
Obic Co. Ltd. 20,945 658,226
TDK Corp. 24,138 340,755
Tokyo Electron Ltd. 1,772 388,297
5,802,125
Materials ( 0.9% ):
Nippon Paint Holdings Co. Ltd. 67,449 451,110
Nippon Sanso Holdings Corp. 14,359 427,964
Nitto Denko Corp. 16,950 402,051
Shin-Etsu Chemical Co. Ltd. 12,955 403,076
1,684,201
Real Estate ( 1.3% ):
Daiwa House Industry Co. Ltd. 21,547 715,115
Mitsubishi Estate Co. Ltd. 24,957 608,867
Mitsui Fudosan Co. Ltd. 53,441 607,532
Sumitomo Realty & Development Co.
Ltd.
22,834 573,255
2,504,769

Schedule of Portfolio Investments - continued
December 31, 2025
Timothy Plan International ETF
See notes to financial statements.

SECURITY DESCRIPTION SHARES VALUE ($)
Japan (18.7%): (continued)
Utilities ( 0.6% ):
The Kansai Electric Power Co., Inc. 36,608 573,826
Tokyo Gas Co. Ltd. 15,061 596,690
1,170,516
36,585,977
Luxembourg ( 0.8% ):
Energy ( 0.3% ):
Tenaris SA 31,819 617,318
617,318
Health Care ( 0.3% ):
Eurofins Scientific SE 6,916 507,125
507,125
Materials ( 0.2% ):
ArcelorMittal SA 9,919 455,627
455,627
1,580,070
Mexico ( 0.2% ):
Materials ( 0.2% ):
Fresnillo PLC 10,762 483,565
483,565
Netherlands ( 2.9% ):
Consumer Discretionary ( 0.2% ):
Prosus NV(a) 6,895 428,208
428,208
Financials ( 1.7% ):
ABN AMRO Bank NV, Class CV, GDR 16,808 588,386
Adyen NV(a) 236 381,320
ASR Nederland NV 10,848 772,754
Euronext NV 4,493 675,806
NN Group NV 10,244 791,361
3,209,627
Health Care ( 0.2% ):
Argenx SE(a) 541 455,691
455,691
Industrials ( 0.6% ):
Ferrovial SE 11,496 747,587
Wolters Kluwer NV 4,259 442,120
1,189,707
Information Technology ( 0.2% ):
ASM International NV 571 347,301
347,301
5,630,534
New Zealand ( 0.2% ):
Information Technology ( 0.2% ):
Xero Ltd.(a) 5,014 381,436
381,436
Norway ( 1.6% ):
Communication Services ( 0.3% ):
Telenor ASA 44,058 641,526
641,526
SECURITY DESCRIPTION SHARES VALUE ($)
Norway (1.6%): (continued)
Energy ( 0.5% ):
Aker BP ASA 18,958 483,410
Equinor ASA 20,553 483,485
966,895
Financials ( 0.6% ):
DNB Bank ASA 20,471 571,975
Gjensidige Forsikring ASA 19,480 583,922
1,155,897
Industrials ( 0.2% ):
Kongsberg Gruppen ASA 10,848 278,444
278,444
3,042,762
Portugal ( 0.8% ):
Consumer Staples ( 0.3% ):
Jeronimo Martins SGPS SA 26,410 628,758
628,758
Energy ( 0.2% ):
Galp Energia SGPS SA 28,680 493,059
493,059
Utilities ( 0.3% ):
EDP SA 107,756 495,734
495,734
1,617,551
Russian Federation ( 0.0% ):
Materials ( 0.0% ):
Evraz PLC(a)(b)(c) 38,723 —
—
Singapore ( 2.7% ):
Communication Services ( 0.4% ):
Singapore Telecommunications Ltd. 204,938 725,600
725,600
Consumer Staples ( 0.5% ):
Wilmar International Ltd. 368,420 882,992
882,992
Financials ( 1.2% ):
DBS Group Holdings Ltd. 16,054 704,073
Oversea-Chinese Banking Corp. Ltd. 59,442 913,994
United Overseas Bank Ltd. 27,899 761,138
2,379,205
Industrials ( 0.6% ):
Singapore Airlines Ltd. 154,790 770,878
Singapore Technologies Engineering Ltd. 74,988 491,323
1,262,201
5,249,998
South Korea ( 4.5% ):
Communication Services ( 0.3% ):
Kakao Corp. 6,064 253,035
NAVER Corp. 1,803 303,566
556,601
Consumer Discretionary ( 0.6% ):
Hyundai Mobis Co. Ltd. 2,000 517,947
Kia Corp. 6,298 532,594
1,050,541

Schedule of Portfolio Investments - continued
December 31, 2025
Timothy Plan International ETF
See notes to financial statements.

SECURITY DESCRIPTION SHARES VALUE ($)
South Korea (4.5%): (continued)
Financials ( 1.1% ):
Hana Financial Group, Inc. 7,129 465,763
KB Financial Group, Inc. 5,045 436,791
Meritz Financial Group, Inc. 5,696 447,279
Samsung Life Insurance Co. Ltd. 3,239 354,416
Shinhan Financial Group Co. Ltd. 9,583 511,651
2,215,900
Health Care ( 0.6% ):
Alteogen, Inc.(a) 878 274,013
Celltrion, Inc. 3,846 483,319
Samsung Biologics Co. Ltd.(a) 415 488,387
1,245,719
Industrials ( 1.3% ):
Hanwha Aerospace Co. Ltd. 308 201,227
Hanwha Ocean Co. Ltd.(a) 3,128 246,713
HD Korea Shipbuilding & Offshore
Engineering Co. Ltd.
1,020 288,231
HMM Co. Ltd. 27,985 398,314
Hyundai Rotem Co. Ltd. 1,516 197,776
Samsung C&T Corp. 2,795 464,765
Samsung Heavy Industries Co. Ltd.(a) 19,688 329,431
SK Square Co. Ltd.(a) 1,449 370,222
2,496,679
Information Technology ( 0.2% ):
SK hynix, Inc. 1,000 451,988
451,988
Materials ( 0.2% ):
POSCO Holdings, Inc. 1,986 420,557
420,557
Utilities ( 0.2% ):
Korea Electric Power Corp. 12,331 404,098
404,098
8,842,083
Spain ( 3.8% ):
Communication Services ( 0.3% ):
Cellnex Telecom SA 15,386 495,938
495,938
Consumer Discretionary ( 0.6% ):
Amadeus IT Group SA 7,094 523,845
Industria de Diseno Textil SA 10,843 717,864
1,241,709
Energy ( 0.3% ):
Repsol SA 35,294 660,474
660,474
Financials ( 1.1% ):
Banco Bilbao Vizcaya Argentaria SA 25,608 603,345
Banco de Sabadell SA 124,455 492,122
Banco Santander SA 44,416 525,587
CaixaBank SA 46,756 573,880
2,194,934
SECURITY DESCRIPTION SHARES VALUE ($)
Spain (3.8%): (continued)
Industrials ( 0.7% ):
ACS Actividades de Construccion y
Servicios SA
6,432 641,318
Aena SME SA 25,767 721,242
1,362,560
Utilities ( 0.8% ):
Endesa SA 20,194 726,850
Iberdrola SA 37,027 803,421
1,530,271
7,485,886
Sweden ( 4.4% ):
Financials ( 1.8% ):
EQT AB 10,182 402,461
Industrivarden AB, Class C 14,575 657,181
Investor AB, Class B 17,976 645,299
Skandinaviska Enskilda Banken AB, Class
A
27,642 585,942
Svenska Handelsbanken AB, Class A 36,747 536,399
Swedbank AB, Class A 17,500 610,529
3,437,811
Industrials ( 2.1% ):
Alfa Laval AB 13,012 658,383
Assa Abloy AB, Class B 16,728 652,297
Atlas Copco AB, Class A 26,078 470,480
Epiroc AB, Class A 22,898 522,201
Lifco AB, Class B 14,326 547,893
Saab AB, Class B 4,745 277,156
Sandvik AB 16,951 553,621
Volvo AB, Class B 15,743 506,128
4,188,159
Information Technology ( 0.5% ):
Hexagon AB, Class B 34,329 408,417
Telefonaktiebolaget LM Ericsson, Class B 57,325 564,287
972,704
8,598,674
Switzerland ( 7.3% ):
Communication Services ( 0.4% ):
Swisscom AG, Registered Shares 1,116 811,034
811,034
Consumer Discretionary ( 0.3% ):
Cie Financiere Richemont SA, Registered
Shares
2,901 630,278
630,278
Consumer Staples ( 0.3% ):
Chocoladefabriken Lindt & Spruengli
AG, Participation Certificates
39 570,792
570,792
Financials ( 1.2% ):
Julius Baer Group Ltd. 6,998 551,427
Partners Group Holding AG 386 478,857
Swiss Life Holding AG 677 783,778
Swiss Re AG 3,297 553,108
2,367,170

Schedule of Portfolio Investments - continued
December 31, 2025
Timothy Plan International ETF
See notes to financial statements.

Percentages indicated are based on net assets as of December
31, 2025.
SECURITY DESCRIPTION SHARES VALUE ($)
Switzerland (7.3%): (continued)
Health Care ( 1.5% ):
Alcon AG 7,456 595,802
Amrize Ltd.(a) 9,139 502,824
Lonza Group AG, Registered Shares 930 631,588
Sonova Holding AG 2,517 658,253
Straumann Holding AG, Class R 4,670 551,153
2,939,620
Industrials ( 1.9% ):
ABB Ltd., Registered Shares 7,238 541,273
Belimo Holding AG, Class R 434 428,026
Geberit AG, Registered Shares 857 670,536
Kuehne + Nagel International AG, Class
R
2,893 625,617
Schindler Holding AG, Participation
Certificates
1,824 689,154
SGS SA, Registered Shares 5,905 677,520
3,632,126
Information Technology ( 0.2% ):
STMicroelectronics NV 11,404 300,715
300,715
Materials ( 1.5% ):
DSM-Firmenich AG 7,392 597,274
EMS-Chemie Holding AG 1,042 723,044
Givaudan SA, Registered Shares 139 552,209
Holcim AG(a) 5,861 575,516
Sika AG, Registered Shares 2,667 547,612
2,995,655
14,247,390
United Kingdom ( 5.5% ):
Communication Services ( 0.3% ):
Informa PLC 46,130 549,581
549,581
Consumer Discretionary ( 0.3% ):
Next PLC 3,525 649,892
649,892
Consumer Staples ( 0.4% ):
Haleon PLC 140,879 711,610
711,610
Financials ( 2.0% ):
3i Group PLC 9,038 397,453
Admiral Group PLC 15,220 651,465
Legal & General Group PLC 197,166 695,927
Lloyds Banking Group PLC 484,969 642,094
London Stock Exchange Group PLC 4,417 532,897
Standard Chartered PLC 23,199 569,657
Wise PLC, Class A(a) 36,802 441,922
3,931,415
Health Care ( 0.2% ):
Smith & Nephew PLC 28,401 474,052
474,052
SECURITY DESCRIPTION SHARES VALUE ($)
United Kingdom (5.5%): (continued)
Industrials ( 0.7% ):
Ashtead Group PLC 7,348 503,665
International Consolidated Airlines
Group SA
78,779 439,867
Rolls-Royce Holdings PLC 25,993 402,856
1,346,388
Information Technology ( 0.6% ):
Halma PLC 13,118 625,492
The Sage Group PLC 43,933 641,232
1,266,724
Materials ( 0.6% ):
Anglogold Ashanti PLC 4,299 366,619
Rio Tinto PLC 9,636 778,412
1,145,031
Utilities ( 0.4% ):
SSE PLC 24,051 706,296
706,296
10,780,989
United States ( 0.7% ):
Consumer Discretionary ( 0.4% ):
Restaurant Brands International, Inc. 9,718 663,209
663,209
Industrials ( 0.3% ):
RB Global, Inc. 6,260 644,565
644,565
1,307,774
Total Common Stocks
(Cost $156,400,192) 195,234,220
SECURITY DESCRIPTION SHARES VALUE ($)
Warrant (0.0%)
Canada ( 0.0% ):
Information Technology ( 0.0% ):
Constellation Software, Inc.,
expiring  3/31/40 (a)(c)
141 —
—
Total Warrant
(Cost $–) —
VALUE ($)
Total Investments
(Cost $ 156,400,192 )— 99.6% (d) 195,234,220
Other assets in excess of liabilities — 0.4% 786,620
NET ASSETS - 100.00% $ 196,020,840
(a) Non-income producing security.

Schedule of Portfolio Investments - continued
December 31, 2025
Timothy Plan International ETF
See notes to financial statements.

Security Name
Acquisition
Date
Cost
Evraz PLC
12/4/2019
$ 247,473
(b) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at
December 31, 2025.
(c) Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.00% of the Fund's net asset as of December 31, 2025. This security is classified as
Level 3 within the fair value hierarchy.
(d) See Federal Tax Information listed in the Notes to Financial
Statements.
Futures Contracts
Long Futures
Index Futures Expiration Date
Number of
Contracts
Notional
Amount Value
Value and
Unrealized
Appreciation/
(Depreciation)
Mini MSCI EAFE Index 3/20/26 2 $ 290,238 $ 290,210 $ (28)
$ (28)

Statements of Assets and Liabilities
December 31, 2025
Timothy Plan
See notes to financial statements.

Timothy Plan US
Small Cap Core ETF
Timothy Plan US
Large/Mid Cap
Core ETF
ASSETS:
Investments, at value (Cost $254,262,413 and $276,860,090) $ 275,913,630 $ 316,519,551
Cash 980,429 982,197
Deposits with broker for futures contracts 162,815 170,250
Interest and dividends receivable 292,578 184,524
Total Assets 277,349,452 317,856,522
LIABILITIES:
Variation margin payable on open futures contracts 8,394 7,763
Accrued expenses and other payables: — —
Investment advisory fees 119,794 141,666
Total Liabilities 128,188 149,429
Net Assets 277,221,264 317,707,093
NET ASSETS CONSIST OF:
Capital $ 284,961,209 $ 318,940,457
Total distributable earnings/(loss) (7,739,945) (1,233,364)
Net Assets $ 277,221,264 $ 317,707,093
Shares Outstanding (unlimited shares authorized, no par value): 6,700,000 6,987,008
Net asset value per share: $ 41.38 $ 45.47

Statements of Assets and Liabilities - continued
December 31, 2025
Timothy Plan
See notes to financial statements.

Timothy Plan High
Dividend Stock ETF
Timothy Plan
International ETF
ASSETS:
Investments, at value (Cost $302,146,792 and $156,400,192) $ 316,137,233 $ 195,234,220
Foreign currency, at value (Cost $— and $46,218) — 46,334
Cash 912,157 579,402
Deposits with broker for futures contracts 197,718 76,910
Cash collateral received for ETF capital activity — 2,569,741
Interest and dividends receivable 380,290 132,431
Reclaims receivable — 563,666
Total Assets 317,627,398 199,202,704
LIABILITIES:
Payable for investments purchased — 513,824
Variation margin payable on open futures contracts 7,763 28
Cash collateral payable for ETF capital activity — 2,569,741
Accrued expenses and other payables: — —
Investment advisory fees 140,890 98,271
Total Liabilities 148,653 3,181,864
Net Assets 317,478,745 196,020,840
NET ASSETS CONSIST OF:
Capital $ 336,126,792 $ 163,303,013
Total distributable earnings/(loss) (18,648,047) 32,717,827
Net Assets $ 317,478,745 $ 196,020,840
Shares Outstanding (unlimited shares authorized, no par value): 8,247,350 5,650,000
Net asset value per share: $ 38.49 $ 34.69

Statements of Operations
For the Year Ended December 31, 2025
Timothy Plan
See notes to financial statements.

Timothy Plan US
Small Cap Core ETF
Timothy Plan US
Large/Mid Cap
Core ETF
Investment Income:
Dividend income $ 3,533,518 $ 4,198,683
Interest income 7,254 8,853
Foreign tax withholding (4,842) (3,684)
Total Income 3,535,930 4,203,852
Expenses:
Investment advisory fees 1,109,407 1,550,912
Total Expenses 1,109,407 1,550,912
Net Investment Income (Loss) 2,426,523 2,652,940
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investments (9,249,550) 48,736
Net realized gains (losses) from in-kind transactions 19,554,667 18,996,131
Net realized gains (losses) from futures contracts 36,519 (25,234)
Net change in unrealized appreciation/depreciation on investments 3,456,934 4,241,629
Net change in unrealized appreciation/depreciation on futures contracts (1,949) 41,925
Net realized/unrealized gains on investments 13,796,621 23,303,187
Change in net assets resulting from operations $ 16,223,144 $ 25,956,127

Statements of Operations - continued
For the Year Ended December 31, 2025
Timothy Plan
See notes to financial statements.

Timothy Plan High
Dividend Stock ETF
Timothy Plan
International ETF
Investment Income:
Dividend income $ 7,577,586 $ 4,607,561
Interest income 8,776 1,514
Foreign tax withholding (8,502) (607,165)
Total Income 7,577,860 4,001,910
Expenses:
Investment advisory fees 1,486,455 886,778
Total Expenses 1,486,455 886,778
Net Investment Income (Loss) 6,091,405 3,115,132
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investments and foreign currency transactions 7,141,806 5,469,990
Net realized gains (losses) from in-kind transactions 9,833,718 2,920,805
Net realized gains (losses) from futures contracts (49,496) 121,562
Net change in unrealized appreciation/depreciation on investments 1,724,476 30,120,637
Net change in unrealized appreciation/depreciation on futures contracts 30,424 12,481
Net realized/unrealized gains on investments 18,680,928 38,645,475
Change in net assets resulting from operations $ 24,772,333 $ 41,760,607

Statements of Changes in Net Assets
Timothy Plan
See notes to financial statements.

Timothy Plan US Small Cap Core
ETF
Timothy Plan US Large/Mid Cap
Core ETF
For the
Year
Ended
December 31,
2025
For the
Year
Ended
December 31,
2024
For the
Year
Ended
December 31,
2025
For the
Year
Ended
December 31,
2024
From Investment Activities:
Operations:
Net investment income (loss) $ 2,426,523 $ 1,388,981 $ 2,652,940 $ 2,158,844
Net realized gains (losses)   10,341,636 8,320,708 19,019,633 24,287,300
Net change in unrealized appreciation/depreciation   3,454,985 5,473,764 4,283,554 2,175,741
Change in net assets resulting from operations 16,223,144 15,183,453 25,956,127 28,621,885
Distributions to Shareholders:
Distributions (2,465,950) (1,405,308) (2,714,595) (2,166,878)
Change in net assets resulting from distributions to
shareholders (2,465,950) (1,405,308) (2,714,595) (2,166,878)
Change in net assets resulting from capital transactions 93,698,090 53,511,526 26,667,469 4,392,539
Change in net assets 107,455,284 67,289,671 49,909,001 30,847,546
Net Assets:
Beginning of period 169,765,980 102,476,309 267,798,092 236,950,546
End of period $ 277,221,264 $ 169,765,980 $ 317,707,093 $ 267,798,092
Capital Transactions:
Proceeds from shares issued $ 155,876,643 $ 105,385,140 $ 78,804,046 $ 104,545,272
Proceeds from shares issued in reorganization — — 18,016,109 —
Cost of shares redeemed (62,178,553) (51,873,614) (70,152,686) (100,152,733)
Change in net assets resulting from capital transactions $ 93,698,090 $ 53,511,526 $ 26,667,469 $ 4,392,539
Share Transactions:
Issued 3,900,000 2,850,000 1,949,984 2,500,000
Issued in reorganization — — 387,025 —
Redeemed (1,550,000) (1,400,000) (1,600,001) (2,450,000)
Change in Shares 2,350,000 1,450,000 737,008 50,000

Statements of Changes in Net Assets - continued
Timothy Plan
See notes to financial statements.

Timothy Plan High Dividend Stock
ETF Timothy Plan International ETF
For the
Year
Ended
December 31,
2025
For the
Year
Ended
December 31,
2024
For the
Year
Ended
December 31,
2025
For the
Year
Ended
December 31,
2024
From Investment Activities:
Operations:
Net investment income (loss) $ 6,091,405 $ 5,053,344 $ 3,115,132 $ 2,522,846
Net realized gains (losses)   16,926,028 25,709,883 8,512,357 1,286,683
Net change in unrealized appreciation/depreciation   1,754,900 (5,090,448) 30,133,118 (981,027)
Change in net assets resulting from operations 24,772,333 25,672,779 41,760,607 2,828,502
Distributions to Shareholders:
Distributions (6,168,429) (4,895,565) (4,322,462) (3,111,526)
Change in net assets resulting from distributions to
shareholders (6,168,429) (4,895,565) (4,322,462) (3,111,526)
Change in net assets resulting from capital transactions 60,743,170 (11,443,891) 46,457,702 14,606,623
Change in net assets 79,347,074 9,333,323 83,895,847 14,323,599
Net Assets:
Beginning of period 238,131,671 228,798,348 112,124,993 97,801,394
End of period $ 317,478,745 $ 238,131,671 $ 196,020,840 $ 112,124,993
Capital Transactions:
Proceeds from shares issued $ 93,345,152 $ 138,750,959 $ 56,900,868 $ 14,606,623
Proceeds from shares issued in reorganization 23,553,231 — — —
Cost of shares redeemed (56,155,213) (150,194,850) (10,443,166) —
Change in net assets resulting from capital transactions $ 60,743,170 $ (11,443,891) $ 46,457,702 $ 14,606,623
Share Transactions:
Issued 2,599,982 3,850,000 1,750,000 550,000
Issued in reorganization 597,368 — — —
Redeemed (1,500,000) (4,200,000) (350,000) —
Change in Shares 1,697,350 (350,000) 1,400,000 550,000

Financial Highlights
For a Share Outstanding Throughout Each Period
Timothy Plan
See notes to financial statements.

Timothy Plan US Small Cap Core ETF
For the
Year Ended
December 31,
2025
For the
Year Ended
December 31,
2024
For the
Year Ended
December 31,
2023
For the
Year Ended
December 31,
2022
For the
Year Ended
December 31,
2021
Net Asset Value, Beginning of Period $ 39.03 $ 35.34 $ 30.39 $ 35.49 $ 27.71
Investment Activities:
Net Investment Income (Loss)
(a)
0.45 0.38 0.36 0.34 0.40
Net Realized and Unrealized Gains (Losses) on
Investments 2.34 3.69 4.97 (5.11) 7.78
Total from Investment Activities 2.79 4.07 5.33 (4.77) 8.18
Distributions to Shareholders:
Net Investment Income (0.44) (0.38) (0.38) (0.33) (0.40)
Total Distributions (0.44) (0.38) (0.38) (0.33) (0.40)
Net Asset Value, End of Period $ 41.38 $ 39.03 $ 35.34 $ 30.39 $ 35.49
Total Return
(b)
7 .22% 11 .57% 17 .64% ( 13 .45% ) 29 .62%
Ratios/Supplemental Data:
Ratio of Expenses to Average Net Assets 0 .52% 0 .52% 0 .52% 0 .52% 0 .52%
Ratio of Net Investment Income (Loss) to Average Net Assets 1 .14% 1 .02% 1 .13% 1 .09% 1 .20%
Net Assets, End of Period (000's) $ 277,221 $ 169,766 $ 102,476 $ 71,422 $ 56,792
Portfolio Turnover
(c)
47% 44% 60% 59% 57%
Table Line
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Excludes impact of in-kind transactions.

Financial Highlights - continued
For a Share Outstanding Throughout Each Period
Timothy Plan
See notes to financial statements.

Timothy Plan US Large/Mid Cap Core ETF
For the
Year Ended
December 31,
2025
For the
Year Ended
December 31,
2024
For the
Year Ended
December 31,
2023
For the
Year Ended
December 31,
2022
For the
Year Ended
December 31,
2021
Net Asset Value, Beginning of Period $ 42.85 $ 38.22 $ 33.47 $ 38.65 $ 30.93
Investment Activities:
Net Investment Income (Loss)
(a)
0.40 0.37 0.36 0.35 0.24
Net Realized and Unrealized Gains (Losses) on
Investments 2.62 4.64 4.73 (5.17) 7.72
Total from Investment Activities 3.02 5.01 5.09 (4.82) 7.96
Distributions to Shareholders:
Net Investment Income (0.40) (0.38) (0.34) (0.36) (0.24)
Total Distributions (0.40) (0.38) (0.34) (0.36) (0.24)
Net Asset Value, End of Period $ 45.47 $ 42.85 $ 38.22 $ 33.47 $ 38.65
Total Return
(b)
7 .09% 13 .12% 15 .30% ( 12 .48% ) 25 .82%
Ratios/Supplemental Data:
Ratio of Expenses to Average Net Assets 0 .52% 0 .52% 0 .52% 0 .52% 0 .52%
Ratio of Net Investment Income (Loss) to Average Net Assets 0 .89% 0 .90% 1 .03% 1 .02% 0 .69%
Net Assets, End of Period (000's) $ 317,707 $ 267,798 $ 236,951 $ 179,060 $ 168,140
Portfolio Turnover
(c)
38%
(d)
25% 30% 26% 27%
Table Line
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Excludes impact of in-kind transactions.
(d) Excludes the merger transactions.

Financial Highlights - continued
For a Share Outstanding Throughout Each Period
Timothy Plan
See notes to financial statements.

Timothy Plan High Dividend Stock ETF
For the
Year Ended
December 31,
2025
For the
Year Ended
December 31,
2024
For the
Year Ended
December 31,
2023
For the
Year Ended
December 31,
2022
For the
Year Ended
December 31,
2021
Net Asset Value, Beginning of Period $ 36.36 $ 33.16 $ 31.13 $ 32.49 $ 25.88
Investment Activities:
Net Investment Income (Loss)
(a)
0.81 0.77 0.75 0.73 0.61
Net Realized and Unrealized Gains (Losses) on
Investments 2.13 3.19 2.01 (1.35) 6.60
Total from Investment Activities 2.94 3.96 2.76 (0.62) 7.21
Distributions to Shareholders:
Net Investment Income (0.81) (0.76) (0.73) (0.74) (0.60)
Total Distributions (0.81) (0.76) (0.73) (0.74) (0.60)
Net Asset Value, End of Period $ 38.49 $ 36.36 $ 33.16 $ 31.13 $ 32.49
Total Return
(b)
8 .19% 11 .99% 9 .03% ( 1 .88% ) 28 .10%
Ratios/Supplemental Data:
Ratio of Expenses to Average Net Assets 0 .52% 0 .52% 0 .52% 0 .52% 0 .52%
Ratio of Net Investment Income (Loss) to Average Net Assets 2 .13% 2 .15% 2 .39% 2 .32% 2 .07%
Net Assets, End of Period (000's) $ 317,479 $ 238,132 $ 228,798 $ 178,986 $ 131,582
Portfolio Turnover
(c)
49%
(d)
34% 41% 42% 43%
Table Line
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Excludes impact of in-kind transactions.
(d) Excludes the merger transactions.

Financial Highlights - continued
For a Share Outstanding Throughout Each Period
Timothy Plan
See notes to financial statements.

Timothy Plan International ETF
For the
Year Ended
December 31,
2025
For the
Year Ended
December 31,
2024
For the
Year Ended
December 31,
2023
For the
Year Ended
December 31,
2022
For the
Year Ended
December 31,
2021
Net Asset Value, Beginning of Period $ 26.38 $ 26.43 $ 23.30 $ 29.06 $ 26.98
Investment Activities:
Net Investment Income (Loss)
(a)
0.68 0.63 0.64 0.66 0.56
Net Realized and Unrealized Gains (Losses) on
Investments 8.55 0.11 3.12 (5.82) 2.21
Total from Investment Activities 9.23 0.74 3.76 (5.16) 2.77
Distributions to Shareholders:
Net Investment Income (0.92) (0.79) (0.63) (0.60) (0.69)
Total Distributions (0.92) (0.79) (0.63) (0.60) (0.69)
Net Asset Value, End of Period $ 34.69 $ 26.38 $ 26.43 $ 23.30 $ 29.06
Total Return
(b)
35 .44% 2 .77% 16 .41% ( 17 .80% ) 10 .34%
Ratios/Supplemental Data:
Ratio of Expenses to Average Net Assets 0 .62% 0 .62% 0 .62% 0 .62% 0 .62%
Ratio of Net Investment Income (Loss) to Average Net Assets 2 .17% 2 .34% 2 .60% 2 .72% 1 .94%
Net Assets, End of Period (000's) $ 196,021 $ 112,125 $ 97,801 $ 76,875 $ 82,827
Portfolio Turnover
(c)
32% 35% 34% 39% 42%
Table Line
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Excludes impact of in-kind transactions.

Notes to Financial Statements
December 31, 2025
Timothy Plan

1. ORGANIZATION:
The Timothy Plan (the “Trust”) was organized pursuant to a trust agreement dated December 16, 1993 as a Delaware business trust. The
Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company and thus is determined to be an investment company for accounting purposes. The Trust follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services—
Investment Companies.” The Trust is comprised of multiple series funds, four of which are exchange-traded funds (“ETFs”), and are authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value. Each ETF is classified as diversified under the
1940 Act.
The accompanying financial statements are those of the Timothy Plan US Small Cap Core ETF (“US Small Cap Core ETF”), Timothy Plan US
Large/Mid Cap Core ETF (“US Large/Mid Cap Core ETF”), Timothy Plan High Dividend Stock ETF (“High Dividend Stock ETF”), and Timothy Plan
International ETF (“International ETF”) (individually, a “Fund” and collectively, the “Funds”). The Funds seek to provide investment results that track the performance of an underlying index, before fees and expenses. The underlying indices for the US Small Cap Core ETF, US Large/Mid
Cap Core ETF, High Dividend Stock ETF, and International ETF are the Victory US Small Cap Volatility Weighted BRI Index, Victory US Large/
Mid Cap Volatility Weighted BRI Index, Victory US Large Cap High Dividend Volatility Weighted BRI Index, and Victory International Volatility
Weighted BRI Index, (individually, an “Index” and collectively, the “Indices”), respectively.
Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. SIGNIFICANT ACCOUNTING POLICIES:
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under
GAAP that are applicable to investment companies.
Shares of the Funds are listed and traded on the New York Stock Exchange (“NYSE” or the “Exchange”). The Funds’ shares are offered at net asset value (“NAV”) only in aggregations of 50,000 Shares (each a “Creation Unit”). The Funds will issue and redeem Creation Units principally in exchange for a basket of securities included in the respective Fund’s Index (the “Deposit Securities”), together with the deposit of a specified cash payment (the “Cash Component”), plus transaction fees (“Transaction Fees”) as further described below. Shares trade on the
Exchange at market prices that may be below, at, or above NAV.
Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant
is either ( i ) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System (“Clearing Process”) of
the National Securities Clearing Corporation (“NSCC”) or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation
Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund.
The Funds reserve the right to offer creations and redemptions of Shares for cash. In addition, Shares may be issued in advance of receipt of
Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash equal to up to 105% of the market value of the missing Deposit Securities. In each instance of such cash creations or redemptions, transaction fees may be imposed and may be higher than the transaction fees associated with in-kind creations or redemptions.
Transaction Fees include a fixed fee (“Fixed Fee”) payable to the Custodian (“Citibank N.A.”), which is imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction. Transaction Fees may also include an additional variable charge (“Variable Charge”) for purchases and redemptions of Creation Units for cash or involving cash-in-lieu, to compensate each Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions. Under certain circumstances, the
Transaction Fees may be waived or adjusted. In such cases, the Authorized Participant will reimburse each Fund for, among other things, any difference between the market value at which the securities and/or financial instruments were purchased by each Fund and the cash-in-lieu amount, applicable registration fees, brokerage commissions and certain taxes and other costs and expenses related to the execution of

Notes to Financial Statements - continued
December 31, 2025
Timothy Plan

trades resulting from such transaction (up to the maximum amount shown below). In addition, purchasers of Creation Units are responsible for the costs of transferring the Deposit Securities to the account of each Fund. Variable fees received by each Fund are displayed in the Capital
Share Transaction section of the Statements of Changes in Net Assets as an increase to Paid-In-Capital.
Investors who use the services of a broker, or other such intermediary may be charged a fee for such services.
The Transaction Fees for each Fund are listed below:
* As a percentage of the amount invested.
Investment Valuation:
The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.
Portfolio securities listed or traded on securities exchanges including, common stocks, warrants and American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded.
These valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by valuation designee and under the general supervision and oversight of the Trust’s Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value.
A summary of the valuations as of December 31, 2025 , based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed in the Schedules of Portfolio Investments:
Fee for In-Kind and
Cash Purchases
and Redemptions
Maximum
Additional Variable
Charge for Cash
Purchases and
Redemptions*
US Small Cap Core ETF $250 2.00%
US Large/Mid Cap Core ETF $500 2.00%
High Dividend Stock ETF $250 2.00%
International ETF $4,500 2.00%

Notes to Financial Statements - continued
December 31, 2025
Timothy Plan

US Small Cap Core ETF
Investment Securities:
Level 1 -
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 - Other
Significant
Unobservable
Inputs Total
Common Stocks $ 275,913,630 $ – $ – $ 275,913,630
Total 275,913,630 – – 275,913,630
Other Financial Instruments*
Liabilities:
Futures Contracts (27,358) – – (27,358)
Total $ (27,358) $ – $ – $ (27,358)
US Large/Mid Cap Core ETF
Investment Securities:
Level 1 -
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 - Other
Significant
Unobservable
Inputs Total
Common Stocks $ 316,517,356 $ – $ – $ 316,517,356
Rights $ – $ – $ 2,195 $ 2,195
Total 316,517,356 – 2,195 316,519,551
Other Financial Instruments*
Assets:
Futures Contracts 2,960 – – 2,960
Total $ 2,960 $ – $ – $ 2,960
High Dividend Stock ETF
Investment Securities:
Level 1 -
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 - Other
Significant
Unobservable
Inputs Total
Common Stocks $ 316,137,233 $ – $ – $ 316,137,233
Total 316,137,233 – – 316,137,233
Other Financial Instruments*
Liabilities:
Futures Contracts (2,503) – – (2,503)
Total $ (2,503) $ – $ – $ (2,503)
International ETF
Investment Securities:
Level 1 -
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 - Other
Significant
Unobservable
Inputs Total
Common Stocks $ 195,234,220 $ – $ – $ 195,234,220
Warrants $ – $ – $ –(a) $ –
Total 195,234,220 – – 195,234,220
Other Financial Instruments*
Liabilities:

Notes to Financial Statements - continued
December 31, 2025
Timothy Plan

As of December 31, 2025 , there were no transfers into/out of Level 3. Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, no additional disclosures are necessary for the period ended December 31, 2025 .
Real Estate Investment Trusts (“REITs”):
The Funds may invest in REITs which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Funds or when such information becomes known.
Investment Companies:
The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.
Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Funds have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Futures Contracts:
During the period ended December 31, 2025 , the Funds used futures contracts to provide market exposure on the Funds’ cash balances.
Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, and to maintain the
Fund’s open positions in futures contracts, the Fund would be required to deposit with its custodian or futures broker in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded. Deposits for futures for the Funds are reported as Deposit with broker for futures contracts on the Statements of Assets and Liabilities. If the price of an open futures contract changes (by increase in underlying instrument or index in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to a Fund. These subsequent payments, called “Variation Margin,” to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” The Funds recorded a payable or receivable on variation margin.
The Funds expect to earn interest income on its margin deposits. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statements of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Realized and unrealized gains and losses are reported as “Net realized gains/(losses) from futures transactions” and “Net change in unrealized appreciation/depreciation on futures contracts”, respectively, on the Statements of Operations.
Futures Contracts (28) – – (28)
Total $ (28) $ – $ – $ (28)
* Futures Contracts are valued at the unrealized appreciation (depreciation) on the investment.
(a) Zero market value.

Notes to Financial Statements - continued
December 31, 2025
Timothy Plan

Average Notional Value
The table below summarizes the monthly average notional value of futures contracts for the period ended December 31, 2025 .
Summary of Derivative Instruments
The following is a summary of the fair values of derivative instruments on Statements of Assets and Liabilities, categorized by risk exposure, as of December 31, 2025 :
* Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Schedules of Portfolio Investments. Only current day’s variation margin for futures contracts is reported within the Statements of Assets and Liabilities.
The following is a summary of the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the period ended December 31, 2025
:
Foreign Currency Translations:
The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as net change in unrealized appreciation/depreciation on investments and foreign currency translations on the Statements of Operations. Any realized gains or losses from these fluctuations are disclosed as net realized gains or losses from investment transactions and foreign currency transactions on the Statements of Operations.
Foreign Taxes:
The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.
Dividends to Shareholders:
Dividends from net investment income, if any, are declared and paid monthly by the Funds. Distributable net realized gains, if any, are declared
Average Notional
Value
Fund
Long
US Small Cap Core ETF $ 723,021
US Large/Mid Cap Core ETF 840,186
High Dividend Stock ETF 996,786
International ETF 630,915
Assets Liabilities
Fund
Variation Margin
Receivable on Open
Futures Contracts*
Variation Margin
Payable on Open
Futures Contracts*
Equity Risk Exposure
– –
US Small Cap Core ETF $ – $ (27,358)
US Large/Mid Cap Core ETF 2,960 –
High Dividend Stock ETF – (2,503)
International ETF – (28)
Fund
Net realized gains (losses)
from futures transactions
Net Change in
unrealized appreciation
(depreciation) on
futures transactions
Equity Risk Exposure:
– –
US Small Cap Core ETF $ 36,519 $ (1,949)
US Large/Mid Cap Core ETF (25,234) 41,925
High Dividend Stock ETF (49,496) 30,424
International ETF 121,562 12,481

Notes to Financial Statements - continued
December 31, 2025
Timothy Plan

and distributed at least annually by each Fund.
The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition “temporary difference”), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by a Fund may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.
Federal Income Taxes:
It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds identifies its major tax jurisdiction as U.S. Federal.
As of and during the period ended December 31, 2025 , the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the period, the Funds did not incur any interest or penalties. For the current open tax year, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Further, management of the Funds is not aware of any tax positions for which it is reasonably possible that the total amounts of any unrecognized tax benefits will significantly change over the next fiscal year.
3. PURCHASES AND SALES OF SECURITIES:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) and in-kind transactions associated with purchases and sales for the period ended
December
31, 2025, were as follows:
 For the period ended December 31, 2025 , there were no purchases or sales of U.S. Government Securities.
4. FEES AND TRANSACTIONS WITH AFFILIATES AND OTHER PARTIES:
Timothy Partners, Ltd (“TPL” or the “Advisor”), a Florida limited partnership, serves as the Funds’ investment advisor pursuant to an Investment
Advisory Agreement. Subject always to the supervision and approval of the Board, the Advisor is responsible for the overall management of the Funds. The Advisor has arranged for distribution, custody, fund administration, transfer agency and all other services necessary for the
Funds to operate. The Advisor receives a fee for its services, (the “Management Fee”). From the Management Fee, the Advisor is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration and accounting, legal, audit, independent trustees and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, acquired fund fees and expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business. The Advisor’s Management Fee is designed to cause substantially all of the Funds’
expenses to be paid and to compensate the Advisor for providing services for the Funds. US Small Cap Core ETF, US Large/Mid Cap Core ETF,
and High Dividend Stock ETF pay a Management Fee equivalent to 0.52% and International ETF pays a Management Fee equivalent to 0.62%
of the Fund’s average daily net assets, computed daily and paid monthly.
Victory Capital Management, Inc., a New York corporation, serves as the Funds’ sub-advisor pursuant to a written sub-advisory agreement with the Advisor and receives fees from the Advisor for these services.
Citibank, N.A. serves as the Funds’ Custodian and Transfer Agent pursuant to a Global Custodial and Agency Services Agreement with the
Trust. Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, N.A., acts as the Funds’ administrator and fund accountant pursuant to a
Services Agreement with the Trust.
Excluding in-kind transactions Associated with in-kind transactions
Fund
Purchases Sales Purchases Sales
US Small Cap Core ETF $ 100,337,266 $ 100,545,680 $ 155,123,110 $ 61,782,250
US Large/Mid Cap Core ETF 112,942,880 112,735,358 78,583,452 69,906,775
High Dividend Stock ETF 139,549,173 139,197,357 92,946,975 55,944,996
International ETF 49,369,737 45,770,600 52,051,631 9,913,783

Notes to Financial Statements - continued
December 31, 2025
Timothy Plan

Foreside Fund Services, LLC (“Foreside”) serves as the Funds’ distributor.
Pine Advisor Solutions provides compliance services to the Trust.
Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Advisor.
5. INVESTMENT RISKS:
The following describes the principal risks that you may assume as an investor in each Fund. The risk descriptions below provide a more detailed explanation of the principal investment risks.
Excluded Security Risk
Because the Index omits Excluded Securities, the Funds may be riskier than other funds that invest in a broader array of securities. Biblically
Responsible Investing (“BRI”) may not be successful. Because the Index is reconstituted only at prescribed times during the year, the Funds may temporarily hold securities that do not comply with the BRI filtering criteria if the application of the criteria or the nature of a company’s business changes between these dates.
Index Risk
There is no guarantee that the Funds’ investment results will have a high degree of correlation to those of the respective Underlying Index or that the Funds will achieve their investment objectives. Market disruptions and regulatory restrictions could have an adverse effect on the
Funds’ ability to adjust their exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Funds and their shareholders. Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.
Large-Capitalization Stock Risk
The securities of large-sized companies may underperform the securities of smaller-sized companies or the market as a whole. The growth rate of larger, more established companies may lag those of smaller companies, especially during periods of economic expansion.
Mid-Capitalization Stock Risk
Mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.
Small Company Risk
Small company stocks present above-average risks. This means that when stock prices decline overall, the Portfolios may decline more than a broad-based securities market index. These companies usually offer a smaller range of products and services than larger companies. They

Notes to Financial Statements - continued
December 31, 2025
Timothy Plan

may also have limited financial resources and may lack management depth. As a result, stocks issued by smaller companies tend to be less liquid and fluctuate in value more than the stocks of larger, more established companies.
Foreign Securities Risk
Foreign securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments.
Foreign securities could be affected by factors not present in the U.S. including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. Depositary receipts may have additional risks, including creditworthiness of the depositary bank and the risk of an illiquid market. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Funds. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies may negatively affect an investment.
 6. FEDERAL INCOME TAX INFORMATION:
As of December 31, 2025, on the Statements of Assets and Liabilities, as a result of permanent book-to-tax differences primarily attributable to the accounting for applicable in-kind redemptions and designation of dividends paid were reclassified between the individual components of total distributable earnings (loss) as follows:
The tax characteristics of distributions paid to shareholders during the year/period ended December 31, 2025 were as follows:
The tax characteristics of distributions paid to shareholders during the year/period ended December 31, 2024 were as follows:
As of December 31, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:
Fund
Total Accumulated
Earnings/(Loss) Capital
US Small Cap Core ETF $ (19,530,405) $ 19,530,405
US Large/Mid Cap Core ETF (32,023,597) 32,023,597
High Dividend Stock ETF (22,224,765) 22,224,765
International ETF (2,884,869) 2,884,869
Year Ended December 31, 2025
Distributions Paid From:
Fund
Ordinary
Income
Total Taxable
Distributions
Total Distributions
Paid
*
US Small Cap Core ETF $ 2,465,950 $ 2,465,950 $ 2,465,950
US Large/Mid Cap Core ETF 2,714,595 2,714,595 2,714,595
High Dividend Stock ETF 6,168,429 6,168,429 6,168,429
International ETF 4,322,462 4,322,462 4,322,462
* Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.
Year Ended December 31, 2024
Distributions Paid From:
Fund
Ordinary
Income
Total Taxable
Distributions
Total Distributions
Paid
*
US Small Cap Core ETF $ 1,405,308 $ 1,405,308 $ 1,405,308
US Large/Mid Cap Core ETF 2,166,878 2,166,878 2,166,878
High Dividend Stock ETF 4,895,565 4,895,565 4,895,565
International ETF 3,111,526 3,111,526 3,111,526
* Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

Notes to Financial Statements - continued
December 31, 2025
Timothy Plan

During the tax year ended December 31, 2025, High Dividend Stock ETF and International ETF Fund utilized capital loss carryforwards in the amount of $6,798,524 and 5,257,762, respectively.
At December 31, 2025 , the Funds had net capital loss carry forwards (“CLCFs”) for federal income tax purposes which are available to reduce the future capital gain distributions to shareholders.
CLCFs not subject to expiration:
As of December 31, 2025 , the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) for investments were as follows:
In this reporting period, the Funds adopted the Financial Accounting Standards Board ("FASB") Accounting Standards Update 2023-09,
"Income Taxes (Topic 740) Improvements to Income Tax Disclosures" ("ASU 2023-09"). Adoption of the new standard by the Funds impacted financial statement disclosures only and did not affect the Funds' financial position or results of operations.
A disaggregation of income taxes paid by jurisdiction is presented when significant income taxes are paid. Income taxes paid by the Funds for the year ended December 31, 2025, were determined to not be significant.
7. SEGMENT REPORTING:
The Adviser’s Management Committee acts as each Fund’s Chief Operating Decision Maker (“CODM”). Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the Fund’s single investment objective. The financial information in the form of the Funds’ portfolio composition, total returns, expense ratios, and changes in net assets, which are used by
Fund
Undistributed
Ordinary Income
Accumulated
Earnings
Other Earnings
(Loss)
Accumulated
Capital and Other
Losses
Unrealized
Appreciation
(Depreciation)
*
Total
Accumulated
Earnings/ (Deficit)
US Small Cap Core ETF $ — $ — $ — $ (29,260,793) $ 21,520,848 $ (7,739,945)
US Large/Mid Cap Core ETF 31,750 31,750 — (40,752,156) 39,487,042 (1,233,364)
High Dividend Stock ETF 232,252 232,252 — (32,763,461) 13,883,162 (18,648,047)
International ETF 619,615 619,615 43,591 (4,536,465) 36,591,086 32,717,827
* The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales, futures mark to market, return of capital from underlying investments and passive foreign investment company mark to market.
Fund
Short-Term
Amount
Long-Term
Amount Total
US Small Cap Core ETF $ (19,316,930) $ (9,943,863) $ (29,260,793)
US Large/Mid Cap Core ETF* (2 1, 507 ,6 68 ) (19 , 244 , 488 ) ( 40 , 752 , 156 )
High Dividend Stock ETF* ( 19 , 355 , 208 ) (13 , 408 , 253 ) ( 32 , 763 , 461 )
International ETF (591,243) (3,945,222) (4,536,465)
* All or a portion are limited as a result of changes in ownership in connection with merger reorganization. Unused limitations during a year accumulate for future use in offsetting net capital gains. IRC Section 382 limitations of short-term $9,771,987 and long-term $2,791,824 and short-term
$11,379,751 and long-term $577,195 are included in the above amounts for US Large/Mid Cap Core ETF and High Dividend Stock ETF, respectively.
Fund
Cost of Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
US Small Cap Core ETF $ 254,392,782 $ 32,771,312 $ (11,250,464) $ 21,520,848
US Large/Mid Cap Core ETF 277,032,509 51,532,126 (12,045,084) 39,487,042
High Dividend Stock ETF 302,254,071 26,918,525 (13,035,363) 13,883,162
International ETF 158,643,134 41,625,890 (5,034,804) 36,591,086

Notes to Financial Statements - continued
December 31, 2025
Timothy Plan

the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.
8. REORGANIZATIONS:
Following the close of business on the date listed below, the Target Funds reorganized into existing Acquiring Funds within the Trust. The reorganizations into existing Acquiring Funds were as follows:
Pursuant to an Agreement and Plan of Reorganization (the “Reorganizations”), each Target Fund transferred all of its assets to the corresponding Acquiring Fund. In exchange, the applicable Acquiring Fund assumed all of the liabilities of the applicable Target Fund. The reorganizations were accomplished by a tax-free exchange of shares of the Target Funds for shares of the Acquiring Funds outstanding following the close of business on October 3, 2025. The Target Funds’ Board determined that the Reorganizations were in the best interests of the shareholders of the Target Funds. The Target Funds and the Acquiring Funds have similar investment objective, principle investment strategies and principle risks.
The net assets of the Target Funds, including unrealized appreciation (depreciation), were combined with those of the Acquiring Funds.
These amounts were as follows:
Assuming the reorganizations had been completed as of the beginning of the annual reporting period of the relevant accounting and performance survivors, the pro forma results of operations for the period ended December 31, 2025, would have been as follows:
Target Fund Acquiring Fund
US Large/Mid Cap Core Enhanced ETF US Large/Mid Cap Core ETF
High Dividend Enhanced Stock ETF High Dividend Stock ETF
Target Fund
Fund
Shares Acquiring Fund
Destination
Fund Shares
Dollar
Amount
Conversion
Ratio
*
US Large/Mid Cap Core Enhanced ETF 650,000 US Large/Mid Cap Core ETF 387,025 $ 18,016,109 0.59542259
High Dividend Enhanced Stock ETF 900,000 High Dividend Stock ETF 597,368 23,553,231 0.66374238
Target Fund
Target Fund
Unrealized
Appreciation
(Depreciation)
Target Fund
Net Assets Acquiring Fund
Acquiring
Fund Net
Assets Prior to
Reorganization
Net Assets After
Reorganization
US Large/Mid Cap Core Enhanced ETF $ 1,392,079 $ 18,016,109 US Large/Mid Cap Core ETF $ 311,886,919 $ 329,903,028
High Dividend Enhanced Stock ETF 1,462,063 23,553,231 High Dividend Stock ETF 299,655,580 323,208,811
Acquiring Fund
Acquiring
Fund
Net
Investment
Income
Net Realized
Gain (Loss)
and Change in
Unrealized
Gain (Loss)
Net Increase
(Decrease) in Net
Assets Resulting
from Operations
US Large/Mid Cap Core ETF $ 2,914,585 $ 19,444,181 $ 22,358,76 6
High Dividend Stock ETF 6,746,116 17,601,007 24,347,123

Notes to Financial Statements - continued
December 31, 2025
Timothy Plan

9. SUBSEQUENT EVENTS:
Management has evaluated subsequent events through the date these financial statements were issued.
Distributions
Subsequent to December 31, 2025, the Funds paid a distribution from ordinary income for the following amounts:
Fund
1/8/2026 2/9/2026
US Small Cap Core ETF $ 2,854 $ 10,720
US Large/Mid Cap Core ETF 100,657 87,042
High Dividend Stock ETF 235,534 308,116
International ETF - 42,516

Report of Independent Registered Public Accounting Firm
Timothy Plan
See notes to financial statements.

To the Shareholders and Board of Trustees of
The Timothy Plan
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of
Timothy Plan US Small Cap Core ETF, Timothy Plan US Large/Mid Cap Core ETF, Timothy Plan High Dividend Stock ETF, and
Timothy Plan International ETF (the “Funds”), four of the portfolios constituting The Timothy Plan, as of December 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes
(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor of one or more investment companies advised by Timothy Partners, Ltd., since 2005
COHEN & COMPANY, LTD.
Cleveland, Ohio
February 26, 2026

Other Information (Unaudited)
December 31, 2025
Timothy Plan

Additional Federal Income Tax Information:
For the fiscal year ended December 31 , 2025 , the Funds hereby designate the maximum amount allowable of their net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.
Dividends qualified for corporate dividends received deductions of:
The following Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per outstanding share on December 31 , 2025 , were as follows:
Premium/Discount Information
The Funds’ website at https://timothyplan.com shows the previous day’s closing NAV and closing market price for each Fund’s ETF Shares.
The website also discloses, in the Premium/Discount section of each Fund’s page, how frequently each Fund’s ETF Shares traded at a premium or discount to NAV (based on closing NAVs and market prices) and the magnitudes of such premiums and discounts.
Amount
US Small Cap Core ETF 100%
US Large/Mid Cap Core ETF 100%
High Dividend Stock ETF 100%
Foreign Source
Income Foreign Tax Expense
International ETF $ 0.81 $ 0.09

Visit our website at
etf.timothyplan.com
Call Timothy Plan at
800.846.7526
Timothy Plan
1055 Maitland Center Commons
Maitland, Florida 32751
PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS, AND YOU MAY LOSE MONEY.
You should consider
the Fund’s investment objectives, risks, charges, and expenses. This and other important information can be found in the Fund’s prospectus. To obtain a copy, visit timothyplan.com or call 800.846.7526. Read the prospectus carefully before investing or sending money. ETFs distributed by Foreside Fund Services, LLC, member FINRA and SIPC. Timothy Partners, Ltd. is not affiliated with Foreside Fund Services, LLC.

(b)  The Financial Highlights are included as a part of the Financial Statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Proxy disclosures, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Investment Advisory Contract is a part of the Financial Statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)  The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)  There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)  The Code of Ethics is attached hereto

(a)(2)  Not applicable.

(a)(3)  The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached hereto.

(b)  The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Timothy Plan

By (Signature and Title)     /s/ Greg Ally
                                                                    Greg Ally, Treasurer and Principal Financial Officer

Date      March 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Brian Mumbert
                                                                    Brian Mumbert, President and Principal Executive Officer
Date      March 9, 2026

By (Signature and Title)     /s/ Greg Ally
                                                                    Greg Ally, Treasurer and Principal Financial Officer
Date      March 9, 2026